UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.93%
Actual		$ 1,000.00	$ 1,127.90	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Class T	1.15%
Actual		$ 1,000.00	$ 1,126.60	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class B	1.77%
Actual		$ 1,000.00	$ 1,122.90	$ 9.32
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.69%
Actual		$ 1,000.00	$ 1,123.30	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,129.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class Z	.52%
Actual		$ 1,000.00	$ 1,130.00	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	2.1	1.3
Apple, Inc.	2.0	2.5
JPMorgan Chase & Co.	1.6	1.4
Procter & Gamble Co.	1.3	1.4
Bank of America Corp.	1.2	1.2
	8.2
Top Five Bond Issuers as of February 28, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.7	6.8
Fannie Mae	2.8	5.1
Freddie Mac	1.6	1.6
Ginnie Mae	1.0	1.6
Wachovia Bank Commercial Mortgage Trust	0.4	0.4
	13.5
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.8	15.7
Information Technology	13.1	13.3
Health Care	10.5	9.3
Consumer Discretionary	9.3	9.0
Energy	8.0	8.3
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks and Equity Futures 71.1%		Stocks and Equity Futures 70.0%
	Bonds 25.4%		Bonds 27.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	10.6%	** Foreign investments	10.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	5,145	$ 1,260
Diversified Consumer Services - 0.3%
H&R Block, Inc.	152,781	4,834
Hotels, Restaurants & Leisure - 1.7%
Extended Stay America, Inc. unit	189,339	4,824
McDonald's Corp.	86,675	8,247
Wynn Resorts Ltd.	21,809	5,288
Yum! Brands, Inc.	111,592	8,267
		26,626
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. Series A (a)	217,597	6,354
Media - 3.3%
Comcast Corp. Class A	39,996	2,067
DIRECTV (a)	98,949	7,678
Legend Pictures LLC (a)(l)(m)	415	748
The Madison Square Garden Co. Class A (a)	62,357	3,555
The Walt Disney Co.	131,689	10,642
Time Warner, Inc.	132,159	8,872
Twenty-First Century Fox, Inc. Class A	310,043	10,399
Viacom, Inc. Class B (non-vtg.)	78,518	6,888
		50,849
Multiline Retail - 1.1%
Dollar General Corp. (a)	126,135	7,555
Target Corp.	137,418	8,594
		16,149
Specialty Retail - 0.6%
TJX Companies, Inc.	146,480	9,003
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	29,723	3,415
lululemon athletica, Inc. (a)(e)	52,886	2,661
Oxford Industries, Inc.	16,730	1,309
PVH Corp.	24,019	3,037
		10,422
TOTAL CONSUMER DISCRETIONARY		125,497
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	14,329	1,499
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	18,269	$ 353
Diageo PLC sponsored ADR	17,969	2,259
Embotelladora Andina SA sponsored ADR	18,311	422
Pernod Ricard SA	19,496	2,295
Remy Cointreau SA	24,604	2,089
The Coca-Cola Co.	373,399	14,264
		23,181
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	131,427	9,613
Kroger Co.	168,118	7,051
Sysco Corp.	57,573	2,074
Wal-Mart Stores, Inc.	55,549	4,150
		22,888
Food Products - 0.6%
Bunge Ltd.	25,138	2,001
ConAgra Foods, Inc.	54,315	1,543
Green Mountain Coffee Roasters, Inc.	9,740	1,069
Mead Johnson Nutrition Co. Class A	41,589	3,392
Nestle SA	16,652	1,258
		9,263
Household Products - 1.3%
Procter & Gamble Co.	253,428	19,935
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	7,139	596
Tobacco - 1.7%
Altria Group, Inc.	233,403	8,463
British American Tobacco PLC sponsored ADR	138,899	15,111
Philip Morris International, Inc.	16,155	1,307
Souza Cruz SA	54,950	477
		25,358
TOTAL CONSUMER STAPLES		101,221
ENERGY - 6.8%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	67,510	1,745
Cameron International Corp. (a)	58,872	3,771
Dril-Quip, Inc. (a)	13,339	1,435
FMC Technologies, Inc. (a)	52,716	2,648
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	88,407	$ 5,039
Ocean Rig UDW, Inc. (United States) (a)	42,944	748
Oceaneering International, Inc.	27,829	1,992
Pacific Drilling SA (a)	63,930	694
Vantage Drilling Co. (a)	204,060	357
		18,429
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	91,573	7,707
BG Group PLC	74,000	1,349
Bill Barrett Corp. (a)	29,566	749
Cabot Oil & Gas Corp.	122,015	4,271
Carrizo Oil & Gas, Inc. (a)	24,804	1,234
Chevron Corp.	75,576	8,716
ConocoPhillips Co.	150,367	9,999
Continental Resources, Inc. (a)	27,266	3,259
EOG Resources, Inc.	31,055	5,882
Exxon Mobil Corp.	142,891	13,756
Kinder Morgan Holding Co. LLC	67,000	2,134
Laredo Petroleum Holdings, Inc. (a)	33,624	877
Marathon Oil Corp.	116,536	3,904
Noble Energy, Inc.	45,045	3,097
ONEOK, Inc.	37,252	2,203
Peabody Energy Corp.	92,312	1,621
Phillips 66 Co.	94,144	7,048
Phillips 66 Partners LP	11,619	532
Spectra Energy Corp.	80,500	3,001
Suncor Energy, Inc. (e)	40,155	1,325
Valero Energy Partners LP	41,469	1,534
Whiting Petroleum Corp. (a)	25,323	1,740
		85,938
TOTAL ENERGY		104,367
FINANCIALS - 11.8%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	37,189	4,053
BlackRock, Inc. Class A	11,790	3,594
Credit Suisse Group AG	9,691	304
E*TRADE Financial Corp. (a)	99,621	2,238
Evercore Partners, Inc. Class A	12,200	679
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	86,009	$ 2,950
Morgan Stanley	29,760	917
Northern Trust Corp.	31,405	1,942
Oaktree Capital Group LLC Class A	40,786	2,516
The Blackstone Group LP	66,455	2,216
		21,409
Commercial Banks - 1.9%
Barclays PLC	433,841	1,828
Erste Group Bank AG	22,154	786
Huntington Bancshares, Inc.	498,093	4,747
Mitsubishi UFJ Financial Group, Inc.	232,500	1,347
Societe Generale Series A	30,100	2,010
SunTrust Banks, Inc.	73,754	2,779
Synovus Financial Corp.	299,205	1,041
U.S. Bancorp	329,133	13,541
		28,079
Consumer Finance - 1.6%
Capital One Financial Corp.	234,434	17,214
Discover Financial Services	48,632	2,791
Santander Consumer U.S.A. Holdings, Inc.	23,700	600
SLM Corp.	169,107	4,048
		24,653
Diversified Financial Services - 4.0%
Bank of America Corp.	1,152,391	19,049
Berkshire Hathaway, Inc. Class A (a)	7	1,216
Citigroup, Inc.	242,530	11,794
IntercontinentalExchange Group, Inc.	16,676	3,483
JPMorgan Chase & Co.	436,432	24,798
KBC Ancora (a)	20,348	804
McGraw Hill Financial, Inc.	4,000	319
		61,463
Insurance - 1.6%
ACE Ltd.	7,836	767
Direct Line Insurance Group PLC	557,712	2,470
esure Group PLC	159,774	721
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,100	1,703
Marsh & McLennan Companies, Inc.	95,553	4,602
MetLife, Inc.	207,867	10,533
The Travelers Companies, Inc.	31,346	2,628
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	7,953	$ 293
WMI Holdings Corp. (a)	4,454	12
		23,729
Real Estate Investment Trusts - 1.1%
Altisource Residential Corp. Class B (e)	263,010	7,517
American Tower Corp.	64,110	5,223
Equity Lifestyle Properties, Inc.	38,405	1,546
Piedmont Office Realty Trust, Inc. Class A	47,790	826
Senior Housing Properties Trust (SBI)	10,983	245
Sun Communities, Inc.	31,742	1,462
		16,819
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	120,948	3,380
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	10,097	378
Washington Mutual, Inc. (a)	130,000	0
		378
TOTAL FINANCIALS		179,910
HEALTH CARE - 10.0%
Biotechnology - 2.7%
Actelion Ltd.	17,769	1,884
Alexion Pharmaceuticals, Inc. (a)	38,064	6,730
Amgen, Inc.	77,105	9,563
Biogen Idec, Inc. (a)	27,375	9,326
CSL Ltd. ADR	1,000	32
Gilead Sciences, Inc. (a)	153,185	12,682
Intercept Pharmaceuticals, Inc. (a)	1,700	698
		40,915
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	488,349	6,397
Covidien PLC	81,058	5,832
Edwards Lifesciences Corp. (a)	17,114	1,194
Quidel Corp. (a)	39,220	1,099
Stryker Corp.	25,829	2,073
The Cooper Companies, Inc.	23,028	2,952
		19,547
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	41,664	$ 1,397
Cigna Corp.	73,682	5,864
HCA Holdings, Inc. (a)	8,307	425
Henry Schein, Inc. (a)	28,344	3,374
McKesson Corp.	36,982	6,548
		17,608
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	25,207	4,323
Thermo Fisher Scientific, Inc.	60,190	7,496
		11,819
Pharmaceuticals - 4.1%
AbbVie, Inc.	152,711	7,775
Actavis PLC (a)	36,690	8,102
Bristol-Myers Squibb Co.	179,294	9,641
Merck & Co., Inc.	48,244	2,749
Mylan, Inc. (a)	21,900	1,217
Perrigo Co. PLC	29,320	4,821
Pfizer, Inc.	379,067	12,172
Roche Holding AG (participation certificate)	9,867	3,038
Salix Pharmaceuticals Ltd. (a)	27,785	2,999
Shire PLC	69,638	3,852
Valeant Pharmaceuticals International (Canada) (a)	25,727	3,672
Zoetis, Inc. Class A	65,546	2,033
		62,071
TOTAL HEALTH CARE		151,960
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	85,714	8,095
TransDigm Group, Inc.	30,268	5,392
United Technologies Corp.	80,341	9,402
		22,889
Air Freight & Logistics - 0.4%
FedEx Corp.	41,181	5,491
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	84,397	2,630
Electrical Equipment - 2.0%
AMETEK, Inc.	144,286	7,682
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Eaton Corp. PLC	97,013	$ 7,248
Hubbell, Inc. Class B	54,450	6,509
Roper Industries, Inc.	65,213	8,844
		30,283
Industrial Conglomerates - 0.8%
Danaher Corp.	166,392	12,727
Machinery - 0.7%
Cummins, Inc.	45,190	6,594
Ingersoll-Rand PLC	70,700	4,323
		10,917
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	107,528	6,851
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	98,103	7,051
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	25,491	6,501
TOTAL INDUSTRIALS		105,340
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	209,809	4,574
Juniper Networks, Inc. (a)	126,499	3,383
Polycom, Inc. (a)	49,261	658
QUALCOMM, Inc.	86,579	6,519
		15,134
Computers & Peripherals - 2.3%
Apple, Inc.	56,736	29,857
Electronics for Imaging, Inc. (a)	24,295	1,084
NCR Corp. (a)	105,683	3,599
		34,540
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	98,630	5,778
Internet Software & Services - 4.5%
ChannelAdvisor Corp. (a)	23,555	1,069
Cvent, Inc.	64,575	2,537
Demand Media, Inc. (a)	6,371	31
Demandware, Inc. (a)	7,450	560
eBay, Inc. (a)	129,961	7,638
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Endurance International Group Holdings, Inc. (e)	79,746	$ 1,203
Facebook, Inc. Class A (a)	146,413	10,023
Google, Inc. Class A (a)	26,477	32,185
Halogen Software, Inc.	31,000	330
Millennial Media, Inc. (a)	29,829	180
Millennial Media, Inc. (a)	49,965	272
Millennial Media, Inc. (a)	9,695	0
Naver Corp.	3,152	2,415
SPS Commerce, Inc. (a)	1,220	83
Tencent Holdings Ltd.	46,000	3,690
Trulia, Inc. (a)(e)	45,119	1,352
Wix.com Ltd. (a)(e)	23,233	718
Yahoo!, Inc. (a)	121,102	4,683
		68,969
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	31,335	3,261
Fidelity National Information Services, Inc.	87,364	4,858
FleetCor Technologies, Inc. (a)	2,442	317
Heartland Payment Systems, Inc.	8,867	359
Lionbridge Technologies, Inc. (a)	44,139	316
Quindell PLC (a)	2,026,900	1,146
Visa, Inc. Class A	11,244	2,540
		12,797
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV (a)	189,571	10,660
Software - 3.2%
Adobe Systems, Inc. (a)	61,054	4,189
Aspen Technology, Inc. (a)	16,998	798
Autodesk, Inc. (a)	29,200	1,532
CommVault Systems, Inc. (a)	17,376	1,197
Concur Technologies, Inc. (a)	3,367	416
Covisint Corp.	22,100	238
Electronic Arts, Inc. (a)	223,539	6,391
FleetMatics Group PLC (a)	10,000	370
Guidewire Software, Inc. (a)	38,600	2,069
Microsoft Corp.	491,736	18,838
Oracle Corp.	177,196	6,930
Qlik Technologies, Inc. (a)	17,500	534
RealPage, Inc. (a)	27,900	494
salesforce.com, Inc. (a)	60,799	3,792
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	68,445	$ 1,121
Xero Ltd. (m)	27,035	819
		49,728
TOTAL INFORMATION TECHNOLOGY		197,606
MATERIALS - 2.6%
Chemicals - 2.1%
Airgas, Inc.	72,017	7,763
Cabot Corp.	23,428	1,268
Eastman Chemical Co.	40,274	3,521
FMC Corp.	43,395	3,349
LyondellBasell Industries NV Class A	49,543	4,364
Monsanto Co.	48,378	5,323
Potash Corp. of Saskatchewan, Inc.	60,589	2,003
Sigma Aldrich Corp.	27,552	2,601
W.R. Grace & Co. (a)	15,281	1,549
		31,741
Construction Materials - 0.2%
Vulcan Materials Co.	44,825	3,045
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	138,790	1,421
Rock-Tenn Co. Class A	20,524	2,291
		3,712
Metals & Mining - 0.1%
Carpenter Technology Corp.	17,565	1,039
TOTAL MATERIALS		39,537
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
inContact, Inc. (a)	76,417	689
Verizon Communications, Inc.	331,798	15,787
		16,476
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	29,927	2,848
SoftBank Corp.	49,200	3,729
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	71,850	$ 2,191
Vodafone Group PLC sponsored ADR	24,618	1,023
		9,791
TOTAL TELECOMMUNICATION SERVICES		26,267
UTILITIES - 2.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	56,500	2,836
Duke Energy Corp.	44,489	3,153
Edison International	32,867	1,721
Exelon Corp.	5,600	170
NextEra Energy, Inc.	54,200	4,953
		12,833
Gas Utilities - 0.2%
National Fuel Gas Co.	31,336	2,354
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	95,130	2,765
The AES Corp.	78,012	1,065
		3,830
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	106,347	2,515
Dominion Resources, Inc.	58,349	4,049
NiSource, Inc.	39,497	1,375
PG&E Corp.	41,575	1,832
Sempra Energy	41,309	3,902
		13,673
TOTAL UTILITIES		32,690
TOTAL COMMON STOCKS (Cost $818,551)		1,064,395
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (m)	16,802	253
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	72,650	$ 523
TOTAL PREFERRED STOCKS (Cost $654)		776
Corporate Bonds - 7.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	96
Nonconvertible Bonds - 7.3%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Daimler Finance North America LLC 1.45% 8/1/16 (f)	231	233
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	35	35
4.25% 6/15/23 (f)	249	256
5.75% 6/15/43 (f)	179	197
		488
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	659
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	293
COX Communications, Inc. 3.25% 12/15/22 (f)	136	128
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	505
Discovery Communications LLC:
3.25% 4/1/23	51	49
4.875% 4/1/43	120	116
6.35% 6/1/40	236	274
NBCUniversal, Inc.:
5.15% 4/30/20	431	493
6.4% 4/30/40	309	378
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45	$ 621	$ 854
News America, Inc.:
6.15% 3/1/37	235	271
6.15% 2/15/41	186	216
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	630	655
4.5% 9/15/42	739	673
5.5% 9/1/41	165	171
5.85% 5/1/17	104	118
5.875% 11/15/40	153	165
6.75% 7/1/18	439	518
8.25% 4/1/19	528	665
Time Warner, Inc.:
5.875% 11/15/16	12	14
6.5% 11/15/36	232	272
Viacom, Inc.:
2.5% 9/1/18	46	47
3.5% 4/1/17	583	621
4.375% 3/15/43	148	131
		8,424
TOTAL CONSUMER DISCRETIONARY		9,145
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (f)	182	182
2.75% 4/1/23 (f)	191	178
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	292
		652
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
2.25% 12/5/18	282	284
4% 12/5/23	282	289
		573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 131	$ 131
3.2% 1/25/23	152	145
		276
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	246
4% 1/31/24	212	212
4.25% 8/9/42	262	231
4.75% 5/5/21	300	328
5.375% 1/31/44	364	380
9.7% 11/10/18	325	432
Reynolds American, Inc.:
3.25% 11/1/22	187	178
4.75% 11/1/42	289	272
6.15% 9/15/43	143	161
6.75% 6/15/17	23	27
7.25% 6/15/37	409	503
		2,970
TOTAL CONSUMER STAPLES		4,471
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	374
5.35% 3/15/20 (f)	327	354
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	389
5% 10/1/21	146	155
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	261
		1,561
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	779
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 168	$ 172
3.875% 3/15/23	104	101
Devon Energy Corp. 1.2% 12/15/16	409	410
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	406
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	454
Encana Holdings Finance Corp. 5.8% 5/1/14	23	23
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	241
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	363
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	179
6.85% 1/15/40 (f)	223	285
Nakilat, Inc. 6.067% 12/31/33 (f)	279	300
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	174
Petrobras Global Finance BV:
3% 1/15/19	64	61
4.375% 5/20/23	596	540
5.625% 5/20/43	569	480
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	364
5.375% 1/27/21	815	817
5.75% 1/20/20	611	636
7.875% 3/15/19	399	456
Petroleos Mexicanos:
3.125% 1/23/19 (f)	58	59
3.5% 7/18/18	463	480
3.5% 1/30/23	285	266
4.875% 1/24/22	237	248
4.875% 1/18/24	131	135
4.875% 1/18/24 (f)	279	286
5.5% 1/21/21	369	402
5.5% 6/27/44	648	613
6% 3/5/20	21	24
6.375% 1/23/45 (f)	366	385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 661	$ 713
Phillips 66 Co.:
4.3% 4/1/22	338	357
5.875% 5/1/42	117	134
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	175
6.125% 1/15/17	205	233
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	72
2.95% 9/25/18	63	65
4.6% 6/15/21	90	97
Suncor Energy, Inc. 6.1% 6/1/18	395	462
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	368
Western Gas Partners LP 5.375% 6/1/21	393	424
Williams Partners LP 4.3% 3/4/24	278	279
		13,581
TOTAL ENERGY		15,142
FINANCIALS - 3.7%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	146
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,225
2.625% 1/31/19	885	890
2.9% 7/19/18	526	541
5.25% 7/27/21	96	107
5.625% 1/15/17	500	554
5.95% 1/18/18	32	37
6% 6/15/20	600	697
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	195
6.85% 6/15/17	31	35
Morgan Stanley:
2.125% 4/25/18	863	868
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.75% 2/25/23	$ 438	$ 438
4.875% 11/1/22	365	385
5% 11/24/25	93	97
5.45% 1/9/17	480	534
5.75% 1/25/21	100	115
6.625% 4/1/18	600	706
		7,611
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	465
Credit Suisse AG 6% 2/15/18	664	769
Discover Bank 4.2% 8/8/23	259	266
Fifth Third Bancorp 8.25% 3/1/38	94	132
HBOS PLC 6.75% 5/21/18 (f)	180	205
Huntington Bancshares, Inc. 7% 12/15/20	97	117
KeyBank NA:
5.45% 3/3/16	294	321
5.8% 7/1/14	322	328
Marshall & Ilsley Bank 5% 1/17/17	259	281
Regions Bank:
6.45% 6/26/37	652	722
7.5% 5/15/18	282	336
Regions Financial Corp.:
2% 5/15/18	382	376
5.75% 6/15/15	73	77
7.75% 11/10/14	229	240
Royal Bank of Scotland Group PLC:
6% 12/19/23	490	505
6.1% 6/10/23	470	488
6.125% 12/15/22	694	729
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,214
3.676% 6/15/16	160	171
4.48% 1/16/24	30	31
		7,773
Consumer Finance - 0.4%
American Express Credit Corp. 1.3% 7/29/16	357	361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 462	$ 456
5.2% 4/27/22	42	45
6.45% 6/12/17	1,019	1,155
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	239
1.7% 5/9/16	561	569
2.875% 10/1/18	400	411
General Electric Capital Corp.:
1% 12/11/15	289	292
2.95% 5/9/16	185	194
3.5% 6/29/15	192	200
6% 8/7/19	1,000	1,185
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Hyundai Capital America:
1.45% 2/6/17 (f)	476	476
1.625% 10/2/15 (f)	122	123
1.875% 8/9/16 (f)	92	93
2.125% 10/2/17 (f)	134	135
2.875% 8/9/18 (f)	163	167
		6,414
Diversified Financial Services - 0.8%
Bank of America Corp.:
2.6% 1/15/19	448	454
3.3% 1/11/23	947	922
3.875% 3/22/17	1,060	1,137
4.1% 7/24/23	352	362
5.65% 5/1/18	205	234
5.75% 12/1/17	615	701
6.5% 8/1/16	300	338
Barclays Bank PLC 2.5% 2/20/19	200	202
BP Capital Markets PLC:
3.814% 2/10/24	359	363
4.742% 3/11/21	300	335
Citigroup, Inc.:
1.3% 11/15/16	568	569
3.953% 6/15/16	397	422
4.05% 7/30/22	151	153
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15	$ 544	$ 570
5.5% 9/13/25	142	153
6.125% 5/15/18	212	246
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	368
JPMorgan Chase & Co.:
1.625% 5/15/18	720	712
2% 8/15/17	300	305
3.15% 7/5/16	430	452
3.25% 9/23/22	503	495
4.35% 8/15/21	420	453
4.5% 1/24/22	134	145
4.95% 3/25/20	661	740
JPMorgan Chase Bank 6% 10/1/17	250	288
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	215
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	158
		11,594
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	264	267
American International Group, Inc.:
4.875% 9/15/16	257	281
4.875% 6/1/22	107	118
5.6% 10/18/16	318	354
Aon Corp.:
3.125% 5/27/16	376	393
3.5% 9/30/15	151	157
5% 9/30/20	133	150
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	456
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	450
6.5% 3/15/35 (f)	327	375
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 199	$ 217
MetLife, Inc.:
3.048% 12/15/22	313	304
4.368% 9/15/23	305	324
4.75% 2/8/21	137	152
6.75% 6/1/16	290	328
Metropolitan Life Global Funding I:
3% 1/10/23 (f)	223	214
5.125% 6/10/14 (f)	255	258
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	296
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	431
6% 2/10/20 (f)	409	466
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	219
4.75% 9/17/15	500	531
5.8% 11/16/41	262	302
6.2% 11/15/40	134	161
7.375% 6/15/19	120	149
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	41
Unum Group:
5.625% 9/15/20	270	301
5.75% 8/15/42	458	493
7.125% 9/30/16	19	22
		8,535
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	112
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	97
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	166
4.2% 12/15/23	360	372
Boston Properties, Inc. 3.85% 2/1/23	432	434
BRE Properties, Inc. 5.5% 3/15/17	113	125
Camden Property Trust:
2.95% 12/15/22	135	127
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 304	$ 311
Developers Diversified Realty Corp.:
4.625% 7/15/22	247	259
4.75% 4/15/18	313	341
7.5% 4/1/17	203	236
9.625% 3/15/16	106	123
Duke Realty LP:
3.625% 4/15/23	180	172
3.875% 10/15/22	310	304
4.375% 6/15/22	207	212
5.95% 2/15/17	57	64
6.5% 1/15/18	285	328
6.75% 3/15/20	12	14
8.25% 8/15/19	127	159
Equity One, Inc.:
3.75% 11/15/22	400	384
5.375% 10/15/15	47	50
Federal Realty Investment Trust 5.9% 4/1/20	95	111
HCP, Inc. 3.75% 2/1/16	201	212
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	53
HRPT Properties Trust 5.75% 11/1/15	50	52
Retail Opportunity Investments Partnership LP 5% 12/15/23	67	69
Simon Property Group LP:
2.75% 2/1/23	232	220
2.8% 1/30/17	82	86
4.125% 12/1/21	229	244
UDR, Inc. 5.5% 4/1/14	498	500
Weingarten Realty Investors 3.375% 10/15/22	68	65
		6,150
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	411
4.25% 7/15/22	163	162
6.125% 4/15/20	126	144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 359	$ 351
4.95% 4/15/18	197	213
5.7% 5/1/17	1,000	1,102
6% 4/1/16	86	94
7.5% 5/15/15	44	47
Digital Realty Trust LP:
4.5% 7/15/15	172	179
5.25% 3/15/21	201	212
ERP Operating LP:
4.625% 12/15/21	540	585
4.75% 7/15/20	265	293
5.375% 8/1/16	117	129
5.75% 6/15/17	567	644
Liberty Property LP:
3.375% 6/15/23	185	174
4.125% 6/15/22	177	179
4.4% 2/15/24	418	425
4.75% 10/1/20	394	422
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	325
Mack-Cali Realty LP:
2.5% 12/15/17	252	255
3.15% 5/15/23	426	383
4.5% 4/18/22	108	109
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	74
Post Apartment Homes LP 3.375% 12/1/22	70	66
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	59
5.7% 4/15/17 (f)	94	102
Reckson Operating Partnership LP 6% 3/31/16	114	124
Regency Centers LP 5.25% 8/1/15	124	131
Tanger Properties LP:
3.875% 12/1/23	160	160
6.125% 6/1/20	478	560
Ventas Realty LP 1.55% 9/26/16	250	253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 228
4% 4/30/19	114	122
		8,765
TOTAL FINANCIALS		56,842
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	367
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	178	168
Express Scripts Holding Co. 4.75% 11/15/21	378	411
Express Scripts, Inc. 3.125% 5/15/16	357	373
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	276
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	56
2.875% 3/15/23	463	441
WellPoint, Inc. 3.3% 1/15/23	172	166
		1,930
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	102
		269
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	361
2.9% 11/6/22	368	355
Mylan, Inc. 1.35% 11/29/16	120	121
Perrigo Co. PLC 2.3% 11/8/18 (f)	200	200
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 57	$ 57
3.25% 2/1/23	138	133
		1,347
TOTAL HEALTH CARE		3,913
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	18
6.375% 6/1/19 (f)	309	362
		380
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	13	14
6.9% 7/2/19	4	4
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	7	8
		36
TOTAL INDUSTRIALS		416
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		86
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	361
4.25% 11/15/20	186	199
		560
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 15	$ 17
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	213
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	363
4.5% 8/13/23 (f)	500	518
5.625% 10/18/43 (f)	254	259
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	360
Vale Overseas Ltd.:
4.375% 1/11/22	200	200
6.25% 1/23/17	503	563
		2,476
TOTAL MATERIALS		3,053
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,288
6.3% 1/15/38	398	454
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	77
6.15% 9/15/19	226	243
Embarq Corp.:
7.082% 6/1/16	236	264
7.995% 6/1/36	175	187
Verizon Communications, Inc.:
2.5% 9/15/16	1,100	1,142
6.25% 4/1/37	187	217
6.4% 9/15/33	346	411
6.55% 9/15/43	2,538	3,108
		7,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 276	$ 285
3.125% 7/16/22	255	241
		526
TOTAL TELECOMMUNICATION SERVICES		7,947
UTILITIES - 0.7%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	147
2.95% 12/15/22	140	134
Dayton Power & Light Co. 1.875% 9/15/16 (f)	119	121
Duke Capital LLC 5.668% 8/15/14	16	16
Duke Energy Corp. 3.95% 10/15/23	55	56
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	311
6.4% 9/15/20 (f)	569	665
Edison International 3.75% 9/15/17	226	242
FirstEnergy Corp.:
2.75% 3/15/18	299	301
4.25% 3/15/23	528	518
7.375% 11/15/31	411	473
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	716
LG&E and KU Energy LLC:
2.125% 11/15/15	255	260
3.75% 11/15/20	49	51
Monongahela Power Co. 4.1% 4/15/24 (f)	131	136
Nevada Power Co. 6.5% 5/15/18	165	196
Northeast Utilities:
1.45% 5/1/18	96	94
2.8% 5/1/23	435	410
NV Energy, Inc. 6.25% 11/15/20	115	136
Pepco Holdings, Inc. 2.7% 10/1/15	240	246
PPL Capital Funding, Inc. 3.4% 6/1/23	207	200
		5,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 122	$ 129
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	90	94
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	191
Dominion Resources, Inc.:
2.5469% 9/30/66 (i)	635	586
7.5% 6/30/66 (i)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (f)	523	522
2% 11/15/18 (f)	403	401
National Grid PLC 6.3% 8/1/16	183	205
NiSource Finance Corp.:
4.45% 12/1/21	155	164
5.25% 2/15/43	357	361
5.4% 7/15/14	11	11
5.45% 9/15/20	468	531
5.8% 2/1/42	199	216
5.95% 6/15/41	396	438
6.4% 3/15/18	58	68
6.8% 1/15/19	677	810
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc. 6% 9/1/21	48	55
Sempra Energy:
2.3% 4/1/17	376	386
2.875% 10/1/22	154	147
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	21
		5,196
TOTAL UTILITIES		10,848
TOTAL NONCONVERTIBLE BONDS		111,863
TOTAL CORPORATE BONDS (Cost $105,432)		111,959
U.S. Treasury Obligations - 7.8%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 4/17/14 to 5/29/14 (h)	$ 1,555	$ 1,555
U.S. Treasury Bonds:
3.625% 8/15/43	5,634	5,673
3.625% 2/15/44	2,000	2,013
3.75% 11/15/43	102	105
U.S. Treasury Notes:
0.25% 7/31/15	3,230	3,233
0.5% 7/31/17	2,063	2,035
0.625% 12/15/16	4,412	4,414
0.875% 11/30/16	1,254	1,263
0.875% 4/30/17	9	9
0.875% 1/31/18	9,947	9,857
0.875% 7/31/19	5,971	5,721
1% 5/31/18	5,583	5,525
1.25% 10/31/18	22,092	21,935
1.375% 7/31/18	7,186	7,205
1.375% 9/30/18	5,036	5,036
1.5% 12/31/18	2,258	2,262
1.5% 1/31/19	14,672	14,679
1.75% 5/31/16	5,530	5,694
1.75% 5/15/23	350	326
2% 2/28/21	7,013	6,953
2% 2/15/23	3,074	2,943
2.125% 1/31/21	3,922	3,926
2.75% 11/15/23	6,910	6,983
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,606)		119,345
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.8%
2.303% 6/1/36 (i)	8	9
2.536% 6/1/42 (i)	51	53
2.643% 7/1/37 (i)	18	19
2.949% 11/1/40 (i)	26	27
2.959% 9/1/41 (i)	30	31
3% 1/1/43 to 1/1/44	1,000	972
3% 3/1/44 (g)	500	486
3.093% 10/1/41 (i)	19	20
3.224% 7/1/41 (i)	48	51
3.345% 10/1/41 (i)	26	28
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 8/1/42 to 10/1/43	$ 5,633	$ 5,645
3.5% 3/1/44 (g)	2,400	2,433
3.55% 7/1/41 (i)	51	54
4% 12/1/41 to 12/1/43	491	516
4% 3/1/44 (g)	600	629
4% 3/1/44 (g)	500	524
4.5% 12/1/23	13	14
6% 11/1/35 to 8/1/37	436	487
TOTAL FANNIE MAE		11,998
Freddie Mac - 0.2%
3.064% 10/1/35 (i)	21	22
3.23% 4/1/41 (i)	36	38
3.249% 9/1/41 (i)	27	29
3.281% 6/1/41 (i)	39	41
3.464% 5/1/41 (i)	38	40
3.5% 6/1/42 to 10/1/43	2,076	2,078
3.622% 6/1/41 (i)	48	51
3.695% 5/1/41 (i)	45	48
5% 11/1/40	330	363
TOTAL FREDDIE MAC		2,710
Ginnie Mae - 0.0%
4% 11/20/40 to 1/20/41	200	212
4% 3/1/44 (g)	500	530
5.5% 6/15/35	137	154
TOTAL GINNIE MAE		896
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,715)		15,604
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (i)	30	27
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	280	281
Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (i)	$ 3	$ 2
Series 2004-R2 Class M3, 0.9805% 4/25/34 (i)	4	2
Series 2005-R2 Class M1, 0.6055% 4/25/35 (i)	48	47
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.2055% 11/25/34 (i)	25	23
Series 2004-W7 Class M1, 0.9805% 5/25/34 (i)	27	25
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (i)	55	17
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9805% 4/25/34 (i)	91	85
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	362
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (f)(i)	7	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (i)	82	47
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	54	54
Series 2013-2A Class A, 1.75% 11/15/17 (f)	303	304
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (i)	4	3
Series 2004-4 Class M2, 0.9505% 6/25/34 (i)	19	18
Series 2004-7 Class AF5, 5.37% 1/25/35	135	142
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (i)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (i)	1	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (i)	43	35
Class M4, 1.1755% 1/25/35 (i)	16	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(i)	106	88
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (f)(i)	3	2
Series 2006-2A:
Class A, 0.3345% 11/15/34 (f)(i)	28	26
Class B, 0.4345% 11/15/34 (f)(i)	10	9
Class C, 0.5345% 11/15/34 (f)(i)	17	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9045% 11/15/34 (f)(i)	$ 6	$ 5
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (f)(i)	30	30
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4455% 8/25/33 (i)	24	23
Series 2003-5 Class A2, 0.8555% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (i)	56	28
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (i)	51	50
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (i)	14	14
Series 2006-A Class 2C, 1.3959% 3/27/42 (i)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (i)	22	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (i)	3	3
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (i)	28	27
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (i)	49	47
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (i)	3	3
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (i)	18	17
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (i)	11	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (i)	65	54
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (d)(f)(i)	25	0
Series 2006-1A Class A, 1.554% 3/20/11 (d)(f)(i)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (i)	24	22
Class M4, 1.6055% 9/25/34 (i)	31	17
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (i)	67	55
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (i)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (i)	46	39
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (i)	46	40
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (i)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (i)	$ 1	$ 1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(i)	60	14
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (f)(i)	81	78
TOTAL ASSET-BACKED SECURITIES (Cost $2,900)		3,292
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (i)	64	63
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (i)	30	30
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.224% 12/20/54 (f)(i)	328	324
Class C2, 1.354% 12/20/54 (f)(i)	271	262
Series 2006-2:
Class A4, 0.234% 12/20/54 (i)	93	92
Class C1, 1.094% 12/20/54 (i)	242	229
Series 2006-3:
Class A3, 0.234% 12/20/54 (i)	44	43
Class A7, 0.354% 12/20/54 (i)	51	51
Class C2, 1.154% 12/20/54 (i)	50	48
Series 2006-4:
Class A4, 0.254% 12/20/54 (i)	150	148
Class B1, 0.334% 12/20/54 (i)	169	164
Class C1, 0.914% 12/20/54 (i)	103	97
Class M1, 0.494% 12/20/54 (i)	44	42
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (i)	84	79
Class 1M1, 0.454% 12/20/54 (i)	54	51
Class 2A1, 0.294% 12/20/54 (i)	118	116
Class 2C1, 1.014% 12/20/54 (i)	38	36
Class 2M1, 0.654% 12/20/54 (i)	70	67
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (i)	97	91
Class 3A1, 0.3345% 12/17/54 (i)	24	24
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (i)	$ 19	$ 19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (i)	56	47
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (i)	25	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (i)	37	34
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (i)	65	63
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5065% 7/10/35 (f)(i)	14	13
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (i)	9	9
TOTAL PRIVATE SPONSOR		2,262
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4555% 5/25/35 (i)	51	51
Series 2006-50 Class BF, 0.5555% 6/25/36 (i)	67	67
Series 2006-82 Class F, 0.7255% 9/25/36 (i)	89	89
Series 2007-36 Class F, 0.3855% 4/25/37 (i)	80	80
Series 2011-37 Class FA, 0.6055% 5/25/41 (i)	241	242
Series 2011-40 Class DF, 0.6055% 5/25/41 (i)	186	186
Series 2013-62 Class FA, 0.4555% 6/25/43 (i)	339	335
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	7	7
sequential payer:
Series 2010-74 Class WF, 0.7555% 7/25/34 (i)	73	74
Series 2012-120 Class FE 0.4555% 2/25/39 (i)	151	150
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5745% 4/15/41 (i)	119	119
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 3830 Class FD, 0.5145% 3/15/41 (i)	$ 347	$ 348
sequential payer Series 2011-3969 Class AF, 0.6045% 10/15/33 (i)	154	155
TOTAL U.S. GOVERNMENT AGENCY		1,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,062)		4,165
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (i)(k)	27	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (i)	33	34
Series 2006-3 Class A4, 5.889% 7/10/44	315	342
Series 2006-5 Class A2, 5.317% 9/10/47	177	178
Series 2006-6 Class A3, 5.369% 10/10/45	150	154
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	857	942
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	233	240
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	5
Series 2007-3:
Class A3, 5.6195% 6/10/49 (i)	124	124
Class A4, 5.6195% 6/10/49 (i)	156	173
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	296
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (f)(i)	2	2
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (f)(i)	45	37
Class B1, 1.5555% 1/25/36 (f)(i)	4	1
Class M1, 0.6055% 1/25/36 (f)(i)	14	8
Class M2, 0.6255% 1/25/36 (f)(i)	4	2
Class M3, 0.6555% 1/25/36 (f)(i)	6	3
Class M4, 0.7655% 1/25/36 (f)(i)	4	2
Class M5, 0.8055% 1/25/36 (f)(i)	4	1
Class M6, 0.8555% 1/25/36 (f)(i)	4	1
Series 2006-3A Class M4, 0.5855% 10/25/36 (f)(i)	4	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1 Class A2, 0.4255% 3/25/37 (f)(i)	$ 26	$ 18
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (f)(i)	26	21
Class A2, 0.4755% 7/25/37 (f)(i)	24	17
Class M1, 0.5255% 7/25/37 (f)(i)	9	3
Class M2, 0.5655% 7/25/37 (f)(i)	4	1
Class M3, 0.6455% 7/25/37 (f)(i)	5	0*
Class M4, 0.8055% 7/25/37 (f)(i)	4	0*
Series 2007-3:
Class A2, 0.4455% 7/25/37 (f)(i)	28	19
Class M1, 0.4655% 7/25/37 (f)(i)	5	3
Class M2, 0.4955% 7/25/37 (f)(i)	5	3
Class M3, 0.5255% 7/25/37 (f)(i)	8	4
Class M4, 0.6555% 7/25/37 (f)(i)	13	3
Class M5, 0.7555% 7/25/37 (f)(i)	7	1
Class M6, 0.9555% 7/25/37 (f)(i)	2	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (f)(i)	10	1
Class M2, 1.2055% 9/25/37 (f)(i)	10	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)	252	15
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (f)(i)	20	20
Class F, 0.5045% 3/15/22 (f)(i)	78	74
Class G, 0.5545% 3/15/22 (f)(i)	20	19
Class H, 0.7045% 3/15/22 (f)(i)	25	22
Class J, 0.8545% 3/15/22 (f)(i)	25	22
sequential payer Series 2007-PW16 Class A4, 5.7058% 6/11/40 (i)	44	50
Series 2006-T22 Class A4, 5.5801% 4/12/38 (i)	9	10
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (f)(i)(k)	3,806	26
Series 2007-T28 Class X2, 0.1573% 9/11/42 (f)(i)(k)	2,337	8
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (f)(i)	23	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (f)(i)(k)	160	2
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class A4, 5.322% 12/11/49	2,380	2,627
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	$ 84	$ 82
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (f)(i)	6	6
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (f)(i)	26	26
sequential payer Series 2006-C7 Class A1A, 5.741% 6/10/46 (i)	287	313
Series 2004-LB4A Class A5, 4.84% 10/15/37	594	599
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (f)(i)	268	253
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (i)(k)	5	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (f)(i)(k)	0*	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (f)(i)	56	55
0.4245% 2/15/22 (f)(i)	30	30
Class F, 0.4745% 2/15/22 (f)(i)	60	59
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (i)(k)	924	0*
Class B, 5.487% 2/15/40 (f)(i)	115	16
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,309
Series 2001-1 Class X1, 1.7244% 5/15/33 (f)(i)(k)	15	0*
Series 2007-C1 Class XP, 0.1602% 12/10/49 (i)(k)	477	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (f)(i)	28	28
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (i)	176	193
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (f)(i)(k)	1,112	2
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (i)	$ 80	$ 88
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	102
Class DFX, 4.4065% 11/5/30 (f)	584	596
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (f)(i)	32	31
Class C, 0.3645% 11/15/18 (f)(i)	23	22
Class D, 0.3845% 11/15/18 (f)(i)	7	6
Class E, 0.4345% 11/15/18 (f)(i)	10	9
Class F, 0.4845% 11/15/18 (f)(i)	14	14
Class G, 0.5145% 11/15/18 (f)(i)	13	12
Class H, 0.6545% 11/15/18 (f)(i)	10	9
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	494	540
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4	4
Class A4, 5.429% 12/12/43	240	259
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	835	910
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (i)	1,130	1,262
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (i)	69	69
Class A4, 5.8134% 6/15/49 (i)	790	881
Series 2007-LDPX Class A3, 5.42% 1/15/49	554	613
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (i)	700	765
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (i)	6	2
Class C, 5.7093% 2/12/49 (i)	17	4
Class D, 5.7093% 2/12/49 (i)	18	3
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)	6	1
Class ES, 5.7261% 1/15/49 (f)(i)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (i)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	550	607
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	93	101
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 444	$ 506
Class XCP, 0.2771% 9/15/45 (i)(k)	4,375	11
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (f)(i)	12	12
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (f)(i)	65	58
Series 2007-C1 Class A4, 5.8409% 6/12/50 (i)	354	398
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (i)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	40	43
Class ASB, 5.133% 12/12/49 (i)	32	33
Series 2007-5 Class A4, 5.378% 8/12/48	63	69
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	609
Series 2007-7 Class A4, 5.7439% 6/12/50 (i)	263	293
Series 2006-4 Class XP, 0.618% 12/12/49 (i)(k)	770	4
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	18
Series 2007-7 Class B, 5.7439% 6/12/50 (i)	7	0*
Series 2007-8 Class A3, 5.8943% 8/12/49 (i)	65	73
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(i)	16	12
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(i)	43	42
Class D, 0.345% 10/15/20 (f)(i)	30	29
Class E, 0.405% 10/15/20 (f)(i)	38	36
Class F, 0.455% 10/15/20 (f)(i)	23	22
Class G, 0.495% 10/15/20 (f)(i)	28	27
Class H, 0.585% 10/15/20 (f)(i)	18	16
Class J, 0.735% 10/15/20 (f)(i)	10	4
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	9	9
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (i)	20	21
Series 2006-T23 Class A3, 5.8071% 8/12/41 (i)	38	38
Series 2007-HQ12 Class A2, 5.6007% 4/12/49 (i)	301	304
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	113	125
Class B, 5.7406% 4/15/49 (i)	18	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	$ 643	$ 817
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (f)(i)	65	64
Class G, 0.5145% 9/15/21 (f)(i)	80	79
Class J, 0.7545% 9/15/21 (f)(i)	18	16
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (f)(i)	168	154
Class LXR1, 0.8545% 6/15/20 (f)(i)	9	8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	350	383
Series 2006-C29 Class A1A, 5.297% 11/15/48	288	315
Series 2007-C30 Class A5, 5.342% 12/15/43	540	595
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,169
Series 2007-C32 Class A3, 5.7499% 6/15/49 (i)	147	163
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (i)	1,100	1,214
Class A5, 5.9216% 2/15/51 (i)	50	56
Series 2005-C19 Class B, 4.892% 5/15/44	75	77
Series 2005-C22:
Class B, 5.3811% 12/15/44 (i)	166	163
Class F, 5.3811% 12/15/44 (f)(i)	125	30
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	411	450
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	704	770
Series 2007-C30 Class XP, 0.4783% 12/15/43 (f)(i)(k)	571	0*
Series 2007-C31 Class C, 5.672% 4/15/47 (i)	21	17
Series 2007-C31A Class A2, 5.421% 4/15/47	723	723
Series 2007-C32:
Class D, 5.7499% 6/15/49 (i)	56	25
Class E, 5.7499% 6/15/49 (i)	89	30
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,941)		25,995
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	94
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.3% 10/1/39	$ 535	$ 720
7.5% 4/1/34	465	631
7.6% 11/1/40	895	1,262
7.625% 3/1/40	150	209
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	84
Series 2010 C1, 7.781% 1/1/35	395	470
Series 2012 B, 5.432% 1/1/42	105	93
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,785	1,754
Series 2010, 4.421% 1/1/15	260	268
Series 2010-1, 6.63% 2/1/35	320	354
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	529
7.35% 7/1/35	220	257
Series 2011:
4.961% 3/1/16	35	37
5.665% 3/1/18	265	294
5.877% 3/1/19	695	780
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES (Cost $7,951)		8,175
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	365	372
5.75% 9/26/23 (f)	332	338
Brazilian Federative Republic:
4.25% 1/7/25	355	342
5.625% 1/7/41	400	393
United Mexican States:
4% 10/2/23	804	814
4.75% 3/8/44	352	328
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,587
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Fifth Third Bank 4.75% 2/1/15 (Cost $253)	$ 250	$ 260
Fixed-Income Funds - 7.2%
	Shares
Fidelity High Income Central Fund 2 (j)	302,909	36,040
Fidelity Mortgage Backed Securities Central Fund (j)	685,043	73,389
TOTAL FIXED-INCOME FUNDS (Cost $101,619)		109,429
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.10% (b)	69,820,890	69,821
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	6,542,425	6,542
TOTAL MONEY MARKET FUNDS (Cost $76,363)		76,363
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,278,664)		1,542,345
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,399)
NET ASSETS - 100%		$ 1,527,946
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/44	$ (1,000)	$ (1,013)
4% 3/1/44	(100)	(105)
4% 3/1/44	(500)	(524)
TOTAL FANNIE MAE		(1,642)
Ginnie Mae
4% 3/1/44	(200)	(212)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,846)		$ (1,854)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
236 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 21,920	$ 861

The face value of futures purchased as a percentage of net assets is 1.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	4.25%	$ 29	$ (28)	$ -	$ (28)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,699,000 or 1.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,155,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,820,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity High Income Central Fund 2	1,052
Fidelity Mortgage Backed Securities Central Fund	984
Fidelity Securities Lending Cash Central Fund	7
Total	$ 2,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 3,055	$ -	$ 36,040	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	984	14,235	73,389	0.7%
Total	$ 116,740	$ 4,039	$ 14,235	$ 109,429
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,497	$ 124,749	$ -	$ 748
Consumer Staples	101,744	98,987	2,757	-
Energy	104,367	104,367	-	-
Financials	179,910	176,431	3,479	-
Health Care	151,960	145,070	6,890	-
Industrials	105,340	105,340	-	-
Information Technology	197,859	196,515	1,091	253
Materials	39,537	39,537	-	-
Telecommunication Services	26,267	22,538	3,729	-
Utilities	32,690	32,690	-	-
Corporate Bonds	111,959	-	111,959	-
U.S. Government and Government Agency Obligations	119,345	-	119,345	-
U.S. Government Agency - Mortgage Securities	15,604	-	15,604	-
Asset-Backed Securities	3,292	-	3,165	127
Collateralized Mortgage Obligations	4,165	-	4,152	13
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Commercial Mortgage Securities	$ 25,995	$ -	$ 25,928	$ 67
Municipal Securities	8,175	-	8,175	-
Foreign Government and Government Agency Obligations	2,587	-	2,587	-
Bank Notes	260	-	260	-
Fixed-Income Funds	109,429	109,429	-	-
Money Market Funds	76,363	76,363	-	-
Total Investments in Securities:	$ 1,542,345	$ 1,232,016	$ 309,121	$ 1,208
Derivative Instruments:
Assets
Futures Contracts	$ 861	$ 861	$ -	$ -
Liabilities
Swaps	$ (28)	$ -	$ (28)	$ -
Total Derivative Instruments:	$ 833	$ 861	$ (28)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,854)	$ -	$ (1,854)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (28)
Equity Risk
Futures Contracts (a)	861	-
Total Value of Derivatives	$ 861	$ (28)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	3.4%
BBB	5.9%
BB	0.7%
B	1.5%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.2%
Equities	69.8%
Short-Term Investments and Net Other Assets	4.6%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	2.2%
Ireland	2.1%
Netherlands	1.2%
Others (Individually Less Than 1%)	5.1%
100.0%
The information in the above tables are based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,357) - See accompanying schedule: Unaffiliated issuers (cost $1,100,682)	$ 1,356,553
Fidelity Central Funds (cost $177,982)	185,792
Total Investments (cost $1,278,664)		$ 1,542,345
Cash		56
Receivable for investments sold, regular delivery		10,314
Receivable for TBA sale commitments		1,846
Receivable for fund shares sold		1,751
Dividends receivable		1,787
Interest receivable		1,931
Distributions receivable from Fidelity Central Funds		5
Receivable for daily variation margin for derivative instruments		44
Prepaid expenses		2
Other receivables		42
Total assets		1,560,123

Liabilities
Payable for investments purchased Regular delivery	$ 14,241
Delayed delivery	4,597
TBA sale commitments, at value	1,854
Payable for swaps	2
Payable for fund shares redeemed	3,463
Bi-lateral OTC swaps, at value	28
Accrued management fee	497
Distribution and service plan fees payable	564
Other affiliated payables	279
Other payables and accrued expenses	110
Collateral on securities loaned, at value	6,542
Total liabilities		32,177

Net Assets		$ 1,527,946
Net Assets consist of:
Paid in capital		$ 1,234,485
Undistributed net investment income		4,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,748
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		264,505
Net Assets		$ 1,527,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($328,218.47 ÷ 17,104.713 shares)	$ 19.19

Maximum offering price per share (100/94.25 of $19.19)	$ 20.36
Class T: Net Asset Value and redemption price per share ($923,655.96 ÷ 47,721.369 shares)	$ 19.36

Maximum offering price per share (100/96.50 of $19.36)	$ 20.06
Class B: Net Asset Value and offering price per share ($12,106.73 ÷ 630.728 shares)A	$ 19.19

Class C: Net Asset Value and offering price per share ($138,401.69 ÷ 7,249.458 shares)A	$ 19.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($125,453.18 ÷ 6,437.466 shares)	$ 19.49

Class Z: Net Asset Value, offering price and redemption price per share ($110.25 ÷ 5.657 shares)	$ 19.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 8,447
Interest (including $1 from security lending)		4,744
Income from Fidelity Central Funds		2,064
Total income		15,255

Expenses
Management fee	$ 2,853
Transfer agent fees	1,359
Distribution and service plan fees	3,238
Accounting and security lending fees	286
Custodian fees and expenses	55
Independent trustees' compensation	3
Registration fees	83
Audit	63
Legal	4
Miscellaneous	3
Total expenses before reductions	7,947
Expense reductions	(27)	7,920
Net investment income (loss)		7,335
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,750
Fidelity Central Funds	(94)
Foreign currency transactions	5
Futures contracts	1,370
Swaps	(32)
Total net realized gain (loss)		50,999
Change in net unrealized appreciation (depreciation) on: Investment securities	108,473
Assets and liabilities in foreign currencies	1
Futures contracts	714
Swaps	30
Delayed delivery commitments	(28)
Total change in net unrealized appreciation (depreciation)		109,190
Net gain (loss)		160,189
Net increase (decrease) in net assets resulting from operations		$ 167,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,335	$ 13,390
Net realized gain (loss)	50,999	72,815
Change in net unrealized appreciation (depreciation)	109,190	36,132
Net increase (decrease) in net assets resulting from operations	167,524	122,337
Distributions to shareholders from net investment income	(6,085)	(12,715)
Distributions to shareholders from net realized gain	(56,875)	-
Total distributions	(62,960)	(12,715)
Share transactions - net increase (decrease)	117,040	50,238
Total increase (decrease) in net assets	221,604	159,860

Net Assets
Beginning of period	1,306,342	1,146,482
End of period (including undistributed net investment income of $4,208 and undistributed net investment income of $2,958, respectively)	$ 1,527,946	$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Income from InvestmentOperations
Net investment income (loss) E	.11	.22	.24	.23	.24	.25
Net realized and unrealized gain (loss)	2.11	1.52	1.48	1.55	.70	(1.93)
Total from investment operations	2.22	1.74	1.72	1.78	.94	(1.68)
Distributions from net investment income	(.10)	(.21)	(.24)	(.23)	(.24)	(.21)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.87)	(.21)	(.24)	(.24)	(.26) I	(.26)
Net asset value, end of period	$ 19.19	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Total Return B, C, D	12.79%	10.74%	11.72%	13.34%	7.44%	(11.30)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of fee waivers, if any	.93% A	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	.92% A	.94%	.98%	.99%	.99%	1.06%
Net investment income (loss)	1.22% A	1.27%	1.56%	1.53%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 328	$ 270	$ 249	$ 215	$ 203	$ 213
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Income from Investment Operations
Net investment income (loss) E	.09	.18	.21	.20	.21	.23
Net realized and unrealized gain (loss)	2.13	1.54	1.49	1.56	.72	(1.95)
Total from investment operations	2.22	1.72	1.70	1.76	.93	(1.72)
Distributions from net investment income	(.08)	(.17)	(.21)	(.20)	(.21)	(.19)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.85)	(.17)	(.21)	(.21)	(.23) I	(.24)
Net asset value, end of period	$ 19.36	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Total Return B, C, D	12.66%	10.55%	11.44%	13.09%	7.32%	(11.54)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of fee waivers, if any	1.15% A	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.15% A	1.16%	1.18%	1.19%	1.21%	1.29%
Net investment income (loss)	1.00% A	1.05%	1.36%	1.33%	1.54%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 924	$ 821	$ 737	$ 673	$ 619	$ 621
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Income from Investment Operations
Net investment income (loss) E	.04	.08	.12	.11	.13	.16
Net realized and unrealized gain (loss)	2.10	1.52	1.47	1.54	.71	(1.92)
Total from investment operations	2.14	1.60	1.59	1.65	.84	(1.76)
Distributions from net investment income	(.02)	(.06)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.04)
Total distributions	(.79)	(.06)	(.10)	(.11)	(.15) I	(.17)
Net asset value, end of period	$ 19.19	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Total Return B, C, D	12.29%	9.85%	10.78%	12.42%	6.66%	(11.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.76% A	1.77%	1.78%	1.79%	1.81%	1.83%
Net investment income (loss)	.38% A	.44%	.76%	.73%	.94%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 15	$ 19	$ 24	$ 29
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Income from Investment Operations
Net investment income (loss) E	.04	.09	.13	.12	.13	.17
Net realized and unrealized gain (loss)	2.09	1.52	1.46	1.55	.71	(1.93)
Total from investment operations	2.13	1.61	1.59	1.67	.84	(1.76)
Distributions from net investment income	(.03)	(.09)	(.12)	(.12)	(.15)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.80)	(.09)	(.12)	(.13)	(.16) I	(.18)
Net asset value, end of period	$ 19.09	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Total Return B, C, D	12.33%	9.93%	10.81%	12.59%	6.69%	(12.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of fee waivers, if any	1.69% A	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of all reductions	1.68% A	1.70%	1.72%	1.73%	1.75%	1.81%
Net investment income (loss)	.46% A	.51%	.81%	.79%	1.00%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 105	$ 80	$ 69	$ 62	$ 61
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Income from InvestmentOperations
Net investment income (loss) D	.14	.27	.29	.28	.28	.28
Net realized and unrealized gain (loss)	2.13	1.55	1.49	1.57	.72	(1.95)
Total from investment operations	2.27	1.82	1.78	1.85	1.00	(1.67)
Distributions from net investment income	(.12)	(.26)	(.29)	(.27)	(.28)	(.25)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.89)	(.26)	(.29)	(.28)	(.30) H	(.30)
Net asset value, end of period	$ 19.49	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Total Return B, C	12.91%	11.08%	11.96%	13.69%	7.81%	(11.07)%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.68%	.70%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.66% A	.68%	.70%	.71%	.73%	.79%
Expenses net of all reductions	.66% A	.67%	.70%	.70%	.72%	.78%
Net investment income (loss)	1.49% A	1.54%	1.84%	1.82%	2.03%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 97	$ 66	$ 42	$ 34	$ 24
Portfolio turnover rate F	90% A	124%	124%	146% I	116%	215%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended February 28, 2014	Year ended August 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.15	.01
Net realized and unrealized gain (loss)	2.14	(.46)
Total from investment operations	2.29	(.45)
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.77)	-
Total distributions	(.91)	-
Net asset value, end of period	$ 19.49	$ 18.11
Total Return B, C	13.00%	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53% A
Expenses net of fee waivers, if any	.52% A	.53% A
Expenses net of all reductions	.52% A	.52% A
Net investment income (loss)	1.63% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 98
Portfolio turnover rate F	90% A	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 268,218
Gross unrealized depreciation	(7,916)
Net unrealized appreciation (depreciation) on securities and other investments	$ 260,302

Tax cost	$ 1,282,043

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (32)	$ 30
Equity Risk
Futures Contracts	1,370	714
Totals (a)	$ 1,338	$ 744

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $403,169 and $380,257, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 371	$ 20
Class T	.25%	.25%	2,200	33
Class B	.75%	.25%	62	47
Class C	.75%	.25%	605	123
			$ 3,238	$ 223

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	21
Class B*	4
Class C*	10
$ 104

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 306.21
Class T	799.18
Class B	19.30
Class C	130.21
Institutional Class	105.19
Class Z	-**	.05
	$ 1,359

* Annualized

** Amount represents twenty-six dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $1. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $7. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class C and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 3
Class T	9
Class C	1
Institutional Class	1
$ 14

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 1,541	$ 3,147
Class T	3,617	7,824
Class B	12	52
Class C	215	447
Institutional Class	699	1,245
Class Z	1	-
Total	$ 6,085	$ 12,715
From net realized gain
Class A	$ 11,846	$ -
Class T	35,422	-
Class B	522	-
Class C	4,798	-
Institutional Class	4,283	-
Class Z	4	-
Total	$ 56,875	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013A	Six months ended February 28, 2014	Year ended August 31, 2013A
Class A
Shares sold	2,796	3,876	$ 51,933	$ 66,780
Reinvestment of distributions	705	176	12,722	2,976
Shares redeemed	(1,545)	(4,158)	(28,618)	(70,968)
Net increase (decrease)	1,956	(106)	$ 36,037	$ (1,212)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013A	Six months ended February 28, 2014	Year ended August 31, 2013A
Class T
Shares sold	5,744	11,028	$ 107,487	$ 191,060
Reinvestment of distributions	2,078	442	37,836	7,519
Shares redeemed	(5,734)	(10,672)	(107,232)	(185,185)
Net increase (decrease)	2,088	798	$ 38,091	$ 13,394
Class B
Shares sold	29	91	$ 529	$ 1,597
Reinvestment of distributions	26	3	475	47
Shares redeemed	(131)	(330)	(2,422)	(5,668)
Net increase (decrease)	(76)	(236)	$ (1,418)	$ (4,024)
Class C
Shares sold	1,529	1,878	$ 28,249	$ 32,570
Reinvestment of distributions	257	24	4,619	408
Shares redeemed	(444)	(897)	(8,170)	(15,312)
Net increase (decrease)	1,342	1,005	$ 24,698	$ 17,666
Institutional Class
Shares sold	2,087	3,287	$ 39,269	$ 57,536
Reinvestment of distributions	263	70	4,817	1,210
Shares redeemed	(1,295)	(1,941)	(24,459)	(34,432)
Net increase (decrease)	1,055	1,416	$ 19,627	$ 24,314
Class Z
Shares sold	-	5	$ -	$ 100
Reinvestment of distributions	1	-	5	-
Net increase (decrease)	1	5	$ 5	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-USAN-0414
1.786777.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.93%
Actual		$ 1,000.00	$ 1,127.90	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Class T	1.15%
Actual		$ 1,000.00	$ 1,126.60	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class B	1.77%
Actual		$ 1,000.00	$ 1,122.90	$ 9.32
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.69%
Actual		$ 1,000.00	$ 1,123.30	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,129.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class Z	.52%
Actual		$ 1,000.00	$ 1,130.00	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	2.1	1.3
Apple, Inc.	2.0	2.5
JPMorgan Chase & Co.	1.6	1.4
Procter & Gamble Co.	1.3	1.4
Bank of America Corp.	1.2	1.2
	8.2
Top Five Bond Issuers as of February 28, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.7	6.8
Fannie Mae	2.8	5.1
Freddie Mac	1.6	1.6
Ginnie Mae	1.0	1.6
Wachovia Bank Commercial Mortgage Trust	0.4	0.4
	13.5
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.8	15.7
Information Technology	13.1	13.3
Health Care	10.5	9.3
Consumer Discretionary	9.3	9.0
Energy	8.0	8.3
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks and Equity Futures 71.1%		Stocks and Equity Futures 70.0%
	Bonds 25.4%		Bonds 27.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	10.6%	** Foreign investments	10.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	5,145	$ 1,260
Diversified Consumer Services - 0.3%
H&R Block, Inc.	152,781	4,834
Hotels, Restaurants & Leisure - 1.7%
Extended Stay America, Inc. unit	189,339	4,824
McDonald's Corp.	86,675	8,247
Wynn Resorts Ltd.	21,809	5,288
Yum! Brands, Inc.	111,592	8,267
		26,626
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. Series A (a)	217,597	6,354
Media - 3.3%
Comcast Corp. Class A	39,996	2,067
DIRECTV (a)	98,949	7,678
Legend Pictures LLC (a)(l)(m)	415	748
The Madison Square Garden Co. Class A (a)	62,357	3,555
The Walt Disney Co.	131,689	10,642
Time Warner, Inc.	132,159	8,872
Twenty-First Century Fox, Inc. Class A	310,043	10,399
Viacom, Inc. Class B (non-vtg.)	78,518	6,888
		50,849
Multiline Retail - 1.1%
Dollar General Corp. (a)	126,135	7,555
Target Corp.	137,418	8,594
		16,149
Specialty Retail - 0.6%
TJX Companies, Inc.	146,480	9,003
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	29,723	3,415
lululemon athletica, Inc. (a)(e)	52,886	2,661
Oxford Industries, Inc.	16,730	1,309
PVH Corp.	24,019	3,037
		10,422
TOTAL CONSUMER DISCRETIONARY		125,497
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	14,329	1,499
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	18,269	$ 353
Diageo PLC sponsored ADR	17,969	2,259
Embotelladora Andina SA sponsored ADR	18,311	422
Pernod Ricard SA	19,496	2,295
Remy Cointreau SA	24,604	2,089
The Coca-Cola Co.	373,399	14,264
		23,181
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	131,427	9,613
Kroger Co.	168,118	7,051
Sysco Corp.	57,573	2,074
Wal-Mart Stores, Inc.	55,549	4,150
		22,888
Food Products - 0.6%
Bunge Ltd.	25,138	2,001
ConAgra Foods, Inc.	54,315	1,543
Green Mountain Coffee Roasters, Inc.	9,740	1,069
Mead Johnson Nutrition Co. Class A	41,589	3,392
Nestle SA	16,652	1,258
		9,263
Household Products - 1.3%
Procter & Gamble Co.	253,428	19,935
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	7,139	596
Tobacco - 1.7%
Altria Group, Inc.	233,403	8,463
British American Tobacco PLC sponsored ADR	138,899	15,111
Philip Morris International, Inc.	16,155	1,307
Souza Cruz SA	54,950	477
		25,358
TOTAL CONSUMER STAPLES		101,221
ENERGY - 6.8%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	67,510	1,745
Cameron International Corp. (a)	58,872	3,771
Dril-Quip, Inc. (a)	13,339	1,435
FMC Technologies, Inc. (a)	52,716	2,648
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	88,407	$ 5,039
Ocean Rig UDW, Inc. (United States) (a)	42,944	748
Oceaneering International, Inc.	27,829	1,992
Pacific Drilling SA (a)	63,930	694
Vantage Drilling Co. (a)	204,060	357
		18,429
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	91,573	7,707
BG Group PLC	74,000	1,349
Bill Barrett Corp. (a)	29,566	749
Cabot Oil & Gas Corp.	122,015	4,271
Carrizo Oil & Gas, Inc. (a)	24,804	1,234
Chevron Corp.	75,576	8,716
ConocoPhillips Co.	150,367	9,999
Continental Resources, Inc. (a)	27,266	3,259
EOG Resources, Inc.	31,055	5,882
Exxon Mobil Corp.	142,891	13,756
Kinder Morgan Holding Co. LLC	67,000	2,134
Laredo Petroleum Holdings, Inc. (a)	33,624	877
Marathon Oil Corp.	116,536	3,904
Noble Energy, Inc.	45,045	3,097
ONEOK, Inc.	37,252	2,203
Peabody Energy Corp.	92,312	1,621
Phillips 66 Co.	94,144	7,048
Phillips 66 Partners LP	11,619	532
Spectra Energy Corp.	80,500	3,001
Suncor Energy, Inc. (e)	40,155	1,325
Valero Energy Partners LP	41,469	1,534
Whiting Petroleum Corp. (a)	25,323	1,740
		85,938
TOTAL ENERGY		104,367
FINANCIALS - 11.8%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	37,189	4,053
BlackRock, Inc. Class A	11,790	3,594
Credit Suisse Group AG	9,691	304
E*TRADE Financial Corp. (a)	99,621	2,238
Evercore Partners, Inc. Class A	12,200	679
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	86,009	$ 2,950
Morgan Stanley	29,760	917
Northern Trust Corp.	31,405	1,942
Oaktree Capital Group LLC Class A	40,786	2,516
The Blackstone Group LP	66,455	2,216
		21,409
Commercial Banks - 1.9%
Barclays PLC	433,841	1,828
Erste Group Bank AG	22,154	786
Huntington Bancshares, Inc.	498,093	4,747
Mitsubishi UFJ Financial Group, Inc.	232,500	1,347
Societe Generale Series A	30,100	2,010
SunTrust Banks, Inc.	73,754	2,779
Synovus Financial Corp.	299,205	1,041
U.S. Bancorp	329,133	13,541
		28,079
Consumer Finance - 1.6%
Capital One Financial Corp.	234,434	17,214
Discover Financial Services	48,632	2,791
Santander Consumer U.S.A. Holdings, Inc.	23,700	600
SLM Corp.	169,107	4,048
		24,653
Diversified Financial Services - 4.0%
Bank of America Corp.	1,152,391	19,049
Berkshire Hathaway, Inc. Class A (a)	7	1,216
Citigroup, Inc.	242,530	11,794
IntercontinentalExchange Group, Inc.	16,676	3,483
JPMorgan Chase & Co.	436,432	24,798
KBC Ancora (a)	20,348	804
McGraw Hill Financial, Inc.	4,000	319
		61,463
Insurance - 1.6%
ACE Ltd.	7,836	767
Direct Line Insurance Group PLC	557,712	2,470
esure Group PLC	159,774	721
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,100	1,703
Marsh & McLennan Companies, Inc.	95,553	4,602
MetLife, Inc.	207,867	10,533
The Travelers Companies, Inc.	31,346	2,628
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	7,953	$ 293
WMI Holdings Corp. (a)	4,454	12
		23,729
Real Estate Investment Trusts - 1.1%
Altisource Residential Corp. Class B (e)	263,010	7,517
American Tower Corp.	64,110	5,223
Equity Lifestyle Properties, Inc.	38,405	1,546
Piedmont Office Realty Trust, Inc. Class A	47,790	826
Senior Housing Properties Trust (SBI)	10,983	245
Sun Communities, Inc.	31,742	1,462
		16,819
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	120,948	3,380
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	10,097	378
Washington Mutual, Inc. (a)	130,000	0
		378
TOTAL FINANCIALS		179,910
HEALTH CARE - 10.0%
Biotechnology - 2.7%
Actelion Ltd.	17,769	1,884
Alexion Pharmaceuticals, Inc. (a)	38,064	6,730
Amgen, Inc.	77,105	9,563
Biogen Idec, Inc. (a)	27,375	9,326
CSL Ltd. ADR	1,000	32
Gilead Sciences, Inc. (a)	153,185	12,682
Intercept Pharmaceuticals, Inc. (a)	1,700	698
		40,915
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	488,349	6,397
Covidien PLC	81,058	5,832
Edwards Lifesciences Corp. (a)	17,114	1,194
Quidel Corp. (a)	39,220	1,099
Stryker Corp.	25,829	2,073
The Cooper Companies, Inc.	23,028	2,952
		19,547
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	41,664	$ 1,397
Cigna Corp.	73,682	5,864
HCA Holdings, Inc. (a)	8,307	425
Henry Schein, Inc. (a)	28,344	3,374
McKesson Corp.	36,982	6,548
		17,608
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	25,207	4,323
Thermo Fisher Scientific, Inc.	60,190	7,496
		11,819
Pharmaceuticals - 4.1%
AbbVie, Inc.	152,711	7,775
Actavis PLC (a)	36,690	8,102
Bristol-Myers Squibb Co.	179,294	9,641
Merck & Co., Inc.	48,244	2,749
Mylan, Inc. (a)	21,900	1,217
Perrigo Co. PLC	29,320	4,821
Pfizer, Inc.	379,067	12,172
Roche Holding AG (participation certificate)	9,867	3,038
Salix Pharmaceuticals Ltd. (a)	27,785	2,999
Shire PLC	69,638	3,852
Valeant Pharmaceuticals International (Canada) (a)	25,727	3,672
Zoetis, Inc. Class A	65,546	2,033
		62,071
TOTAL HEALTH CARE		151,960
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	85,714	8,095
TransDigm Group, Inc.	30,268	5,392
United Technologies Corp.	80,341	9,402
		22,889
Air Freight & Logistics - 0.4%
FedEx Corp.	41,181	5,491
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	84,397	2,630
Electrical Equipment - 2.0%
AMETEK, Inc.	144,286	7,682
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Eaton Corp. PLC	97,013	$ 7,248
Hubbell, Inc. Class B	54,450	6,509
Roper Industries, Inc.	65,213	8,844
		30,283
Industrial Conglomerates - 0.8%
Danaher Corp.	166,392	12,727
Machinery - 0.7%
Cummins, Inc.	45,190	6,594
Ingersoll-Rand PLC	70,700	4,323
		10,917
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	107,528	6,851
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	98,103	7,051
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	25,491	6,501
TOTAL INDUSTRIALS		105,340
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	209,809	4,574
Juniper Networks, Inc. (a)	126,499	3,383
Polycom, Inc. (a)	49,261	658
QUALCOMM, Inc.	86,579	6,519
		15,134
Computers & Peripherals - 2.3%
Apple, Inc.	56,736	29,857
Electronics for Imaging, Inc. (a)	24,295	1,084
NCR Corp. (a)	105,683	3,599
		34,540
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	98,630	5,778
Internet Software & Services - 4.5%
ChannelAdvisor Corp. (a)	23,555	1,069
Cvent, Inc.	64,575	2,537
Demand Media, Inc. (a)	6,371	31
Demandware, Inc. (a)	7,450	560
eBay, Inc. (a)	129,961	7,638
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Endurance International Group Holdings, Inc. (e)	79,746	$ 1,203
Facebook, Inc. Class A (a)	146,413	10,023
Google, Inc. Class A (a)	26,477	32,185
Halogen Software, Inc.	31,000	330
Millennial Media, Inc. (a)	29,829	180
Millennial Media, Inc. (a)	49,965	272
Millennial Media, Inc. (a)	9,695	0
Naver Corp.	3,152	2,415
SPS Commerce, Inc. (a)	1,220	83
Tencent Holdings Ltd.	46,000	3,690
Trulia, Inc. (a)(e)	45,119	1,352
Wix.com Ltd. (a)(e)	23,233	718
Yahoo!, Inc. (a)	121,102	4,683
		68,969
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	31,335	3,261
Fidelity National Information Services, Inc.	87,364	4,858
FleetCor Technologies, Inc. (a)	2,442	317
Heartland Payment Systems, Inc.	8,867	359
Lionbridge Technologies, Inc. (a)	44,139	316
Quindell PLC (a)	2,026,900	1,146
Visa, Inc. Class A	11,244	2,540
		12,797
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV (a)	189,571	10,660
Software - 3.2%
Adobe Systems, Inc. (a)	61,054	4,189
Aspen Technology, Inc. (a)	16,998	798
Autodesk, Inc. (a)	29,200	1,532
CommVault Systems, Inc. (a)	17,376	1,197
Concur Technologies, Inc. (a)	3,367	416
Covisint Corp.	22,100	238
Electronic Arts, Inc. (a)	223,539	6,391
FleetMatics Group PLC (a)	10,000	370
Guidewire Software, Inc. (a)	38,600	2,069
Microsoft Corp.	491,736	18,838
Oracle Corp.	177,196	6,930
Qlik Technologies, Inc. (a)	17,500	534
RealPage, Inc. (a)	27,900	494
salesforce.com, Inc. (a)	60,799	3,792
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	68,445	$ 1,121
Xero Ltd. (m)	27,035	819
		49,728
TOTAL INFORMATION TECHNOLOGY		197,606
MATERIALS - 2.6%
Chemicals - 2.1%
Airgas, Inc.	72,017	7,763
Cabot Corp.	23,428	1,268
Eastman Chemical Co.	40,274	3,521
FMC Corp.	43,395	3,349
LyondellBasell Industries NV Class A	49,543	4,364
Monsanto Co.	48,378	5,323
Potash Corp. of Saskatchewan, Inc.	60,589	2,003
Sigma Aldrich Corp.	27,552	2,601
W.R. Grace & Co. (a)	15,281	1,549
		31,741
Construction Materials - 0.2%
Vulcan Materials Co.	44,825	3,045
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	138,790	1,421
Rock-Tenn Co. Class A	20,524	2,291
		3,712
Metals & Mining - 0.1%
Carpenter Technology Corp.	17,565	1,039
TOTAL MATERIALS		39,537
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
inContact, Inc. (a)	76,417	689
Verizon Communications, Inc.	331,798	15,787
		16,476
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	29,927	2,848
SoftBank Corp.	49,200	3,729
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	71,850	$ 2,191
Vodafone Group PLC sponsored ADR	24,618	1,023
		9,791
TOTAL TELECOMMUNICATION SERVICES		26,267
UTILITIES - 2.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	56,500	2,836
Duke Energy Corp.	44,489	3,153
Edison International	32,867	1,721
Exelon Corp.	5,600	170
NextEra Energy, Inc.	54,200	4,953
		12,833
Gas Utilities - 0.2%
National Fuel Gas Co.	31,336	2,354
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	95,130	2,765
The AES Corp.	78,012	1,065
		3,830
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	106,347	2,515
Dominion Resources, Inc.	58,349	4,049
NiSource, Inc.	39,497	1,375
PG&E Corp.	41,575	1,832
Sempra Energy	41,309	3,902
		13,673
TOTAL UTILITIES		32,690
TOTAL COMMON STOCKS (Cost $818,551)		1,064,395
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (m)	16,802	253
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	72,650	$ 523
TOTAL PREFERRED STOCKS (Cost $654)		776
Corporate Bonds - 7.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	96
Nonconvertible Bonds - 7.3%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Daimler Finance North America LLC 1.45% 8/1/16 (f)	231	233
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	35	35
4.25% 6/15/23 (f)	249	256
5.75% 6/15/43 (f)	179	197
		488
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	659
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	293
COX Communications, Inc. 3.25% 12/15/22 (f)	136	128
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	505
Discovery Communications LLC:
3.25% 4/1/23	51	49
4.875% 4/1/43	120	116
6.35% 6/1/40	236	274
NBCUniversal, Inc.:
5.15% 4/30/20	431	493
6.4% 4/30/40	309	378
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45	$ 621	$ 854
News America, Inc.:
6.15% 3/1/37	235	271
6.15% 2/15/41	186	216
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	630	655
4.5% 9/15/42	739	673
5.5% 9/1/41	165	171
5.85% 5/1/17	104	118
5.875% 11/15/40	153	165
6.75% 7/1/18	439	518
8.25% 4/1/19	528	665
Time Warner, Inc.:
5.875% 11/15/16	12	14
6.5% 11/15/36	232	272
Viacom, Inc.:
2.5% 9/1/18	46	47
3.5% 4/1/17	583	621
4.375% 3/15/43	148	131
		8,424
TOTAL CONSUMER DISCRETIONARY		9,145
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (f)	182	182
2.75% 4/1/23 (f)	191	178
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	292
		652
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
2.25% 12/5/18	282	284
4% 12/5/23	282	289
		573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 131	$ 131
3.2% 1/25/23	152	145
		276
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	246
4% 1/31/24	212	212
4.25% 8/9/42	262	231
4.75% 5/5/21	300	328
5.375% 1/31/44	364	380
9.7% 11/10/18	325	432
Reynolds American, Inc.:
3.25% 11/1/22	187	178
4.75% 11/1/42	289	272
6.15% 9/15/43	143	161
6.75% 6/15/17	23	27
7.25% 6/15/37	409	503
		2,970
TOTAL CONSUMER STAPLES		4,471
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	374
5.35% 3/15/20 (f)	327	354
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	389
5% 10/1/21	146	155
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	261
		1,561
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	779
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 168	$ 172
3.875% 3/15/23	104	101
Devon Energy Corp. 1.2% 12/15/16	409	410
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	406
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	454
Encana Holdings Finance Corp. 5.8% 5/1/14	23	23
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	241
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	363
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	179
6.85% 1/15/40 (f)	223	285
Nakilat, Inc. 6.067% 12/31/33 (f)	279	300
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	174
Petrobras Global Finance BV:
3% 1/15/19	64	61
4.375% 5/20/23	596	540
5.625% 5/20/43	569	480
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	364
5.375% 1/27/21	815	817
5.75% 1/20/20	611	636
7.875% 3/15/19	399	456
Petroleos Mexicanos:
3.125% 1/23/19 (f)	58	59
3.5% 7/18/18	463	480
3.5% 1/30/23	285	266
4.875% 1/24/22	237	248
4.875% 1/18/24	131	135
4.875% 1/18/24 (f)	279	286
5.5% 1/21/21	369	402
5.5% 6/27/44	648	613
6% 3/5/20	21	24
6.375% 1/23/45 (f)	366	385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 661	$ 713
Phillips 66 Co.:
4.3% 4/1/22	338	357
5.875% 5/1/42	117	134
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	175
6.125% 1/15/17	205	233
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	72
2.95% 9/25/18	63	65
4.6% 6/15/21	90	97
Suncor Energy, Inc. 6.1% 6/1/18	395	462
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	368
Western Gas Partners LP 5.375% 6/1/21	393	424
Williams Partners LP 4.3% 3/4/24	278	279
		13,581
TOTAL ENERGY		15,142
FINANCIALS - 3.7%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	146
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,225
2.625% 1/31/19	885	890
2.9% 7/19/18	526	541
5.25% 7/27/21	96	107
5.625% 1/15/17	500	554
5.95% 1/18/18	32	37
6% 6/15/20	600	697
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	195
6.85% 6/15/17	31	35
Morgan Stanley:
2.125% 4/25/18	863	868
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.75% 2/25/23	$ 438	$ 438
4.875% 11/1/22	365	385
5% 11/24/25	93	97
5.45% 1/9/17	480	534
5.75% 1/25/21	100	115
6.625% 4/1/18	600	706
		7,611
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	465
Credit Suisse AG 6% 2/15/18	664	769
Discover Bank 4.2% 8/8/23	259	266
Fifth Third Bancorp 8.25% 3/1/38	94	132
HBOS PLC 6.75% 5/21/18 (f)	180	205
Huntington Bancshares, Inc. 7% 12/15/20	97	117
KeyBank NA:
5.45% 3/3/16	294	321
5.8% 7/1/14	322	328
Marshall & Ilsley Bank 5% 1/17/17	259	281
Regions Bank:
6.45% 6/26/37	652	722
7.5% 5/15/18	282	336
Regions Financial Corp.:
2% 5/15/18	382	376
5.75% 6/15/15	73	77
7.75% 11/10/14	229	240
Royal Bank of Scotland Group PLC:
6% 12/19/23	490	505
6.1% 6/10/23	470	488
6.125% 12/15/22	694	729
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,214
3.676% 6/15/16	160	171
4.48% 1/16/24	30	31
		7,773
Consumer Finance - 0.4%
American Express Credit Corp. 1.3% 7/29/16	357	361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 462	$ 456
5.2% 4/27/22	42	45
6.45% 6/12/17	1,019	1,155
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	239
1.7% 5/9/16	561	569
2.875% 10/1/18	400	411
General Electric Capital Corp.:
1% 12/11/15	289	292
2.95% 5/9/16	185	194
3.5% 6/29/15	192	200
6% 8/7/19	1,000	1,185
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Hyundai Capital America:
1.45% 2/6/17 (f)	476	476
1.625% 10/2/15 (f)	122	123
1.875% 8/9/16 (f)	92	93
2.125% 10/2/17 (f)	134	135
2.875% 8/9/18 (f)	163	167
		6,414
Diversified Financial Services - 0.8%
Bank of America Corp.:
2.6% 1/15/19	448	454
3.3% 1/11/23	947	922
3.875% 3/22/17	1,060	1,137
4.1% 7/24/23	352	362
5.65% 5/1/18	205	234
5.75% 12/1/17	615	701
6.5% 8/1/16	300	338
Barclays Bank PLC 2.5% 2/20/19	200	202
BP Capital Markets PLC:
3.814% 2/10/24	359	363
4.742% 3/11/21	300	335
Citigroup, Inc.:
1.3% 11/15/16	568	569
3.953% 6/15/16	397	422
4.05% 7/30/22	151	153
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15	$ 544	$ 570
5.5% 9/13/25	142	153
6.125% 5/15/18	212	246
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	368
JPMorgan Chase & Co.:
1.625% 5/15/18	720	712
2% 8/15/17	300	305
3.15% 7/5/16	430	452
3.25% 9/23/22	503	495
4.35% 8/15/21	420	453
4.5% 1/24/22	134	145
4.95% 3/25/20	661	740
JPMorgan Chase Bank 6% 10/1/17	250	288
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	215
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	158
		11,594
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	264	267
American International Group, Inc.:
4.875% 9/15/16	257	281
4.875% 6/1/22	107	118
5.6% 10/18/16	318	354
Aon Corp.:
3.125% 5/27/16	376	393
3.5% 9/30/15	151	157
5% 9/30/20	133	150
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	456
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	450
6.5% 3/15/35 (f)	327	375
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 199	$ 217
MetLife, Inc.:
3.048% 12/15/22	313	304
4.368% 9/15/23	305	324
4.75% 2/8/21	137	152
6.75% 6/1/16	290	328
Metropolitan Life Global Funding I:
3% 1/10/23 (f)	223	214
5.125% 6/10/14 (f)	255	258
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	296
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	431
6% 2/10/20 (f)	409	466
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	219
4.75% 9/17/15	500	531
5.8% 11/16/41	262	302
6.2% 11/15/40	134	161
7.375% 6/15/19	120	149
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	41
Unum Group:
5.625% 9/15/20	270	301
5.75% 8/15/42	458	493
7.125% 9/30/16	19	22
		8,535
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	112
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	97
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	166
4.2% 12/15/23	360	372
Boston Properties, Inc. 3.85% 2/1/23	432	434
BRE Properties, Inc. 5.5% 3/15/17	113	125
Camden Property Trust:
2.95% 12/15/22	135	127
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 304	$ 311
Developers Diversified Realty Corp.:
4.625% 7/15/22	247	259
4.75% 4/15/18	313	341
7.5% 4/1/17	203	236
9.625% 3/15/16	106	123
Duke Realty LP:
3.625% 4/15/23	180	172
3.875% 10/15/22	310	304
4.375% 6/15/22	207	212
5.95% 2/15/17	57	64
6.5% 1/15/18	285	328
6.75% 3/15/20	12	14
8.25% 8/15/19	127	159
Equity One, Inc.:
3.75% 11/15/22	400	384
5.375% 10/15/15	47	50
Federal Realty Investment Trust 5.9% 4/1/20	95	111
HCP, Inc. 3.75% 2/1/16	201	212
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	53
HRPT Properties Trust 5.75% 11/1/15	50	52
Retail Opportunity Investments Partnership LP 5% 12/15/23	67	69
Simon Property Group LP:
2.75% 2/1/23	232	220
2.8% 1/30/17	82	86
4.125% 12/1/21	229	244
UDR, Inc. 5.5% 4/1/14	498	500
Weingarten Realty Investors 3.375% 10/15/22	68	65
		6,150
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	411
4.25% 7/15/22	163	162
6.125% 4/15/20	126	144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 359	$ 351
4.95% 4/15/18	197	213
5.7% 5/1/17	1,000	1,102
6% 4/1/16	86	94
7.5% 5/15/15	44	47
Digital Realty Trust LP:
4.5% 7/15/15	172	179
5.25% 3/15/21	201	212
ERP Operating LP:
4.625% 12/15/21	540	585
4.75% 7/15/20	265	293
5.375% 8/1/16	117	129
5.75% 6/15/17	567	644
Liberty Property LP:
3.375% 6/15/23	185	174
4.125% 6/15/22	177	179
4.4% 2/15/24	418	425
4.75% 10/1/20	394	422
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	325
Mack-Cali Realty LP:
2.5% 12/15/17	252	255
3.15% 5/15/23	426	383
4.5% 4/18/22	108	109
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	74
Post Apartment Homes LP 3.375% 12/1/22	70	66
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	59
5.7% 4/15/17 (f)	94	102
Reckson Operating Partnership LP 6% 3/31/16	114	124
Regency Centers LP 5.25% 8/1/15	124	131
Tanger Properties LP:
3.875% 12/1/23	160	160
6.125% 6/1/20	478	560
Ventas Realty LP 1.55% 9/26/16	250	253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 228
4% 4/30/19	114	122
		8,765
TOTAL FINANCIALS		56,842
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	367
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	178	168
Express Scripts Holding Co. 4.75% 11/15/21	378	411
Express Scripts, Inc. 3.125% 5/15/16	357	373
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	276
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	56
2.875% 3/15/23	463	441
WellPoint, Inc. 3.3% 1/15/23	172	166
		1,930
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	102
		269
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	361
2.9% 11/6/22	368	355
Mylan, Inc. 1.35% 11/29/16	120	121
Perrigo Co. PLC 2.3% 11/8/18 (f)	200	200
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 57	$ 57
3.25% 2/1/23	138	133
		1,347
TOTAL HEALTH CARE		3,913
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	18
6.375% 6/1/19 (f)	309	362
		380
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	13	14
6.9% 7/2/19	4	4
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	7	8
		36
TOTAL INDUSTRIALS		416
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		86
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	361
4.25% 11/15/20	186	199
		560
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 15	$ 17
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	213
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	363
4.5% 8/13/23 (f)	500	518
5.625% 10/18/43 (f)	254	259
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	360
Vale Overseas Ltd.:
4.375% 1/11/22	200	200
6.25% 1/23/17	503	563
		2,476
TOTAL MATERIALS		3,053
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,288
6.3% 1/15/38	398	454
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	77
6.15% 9/15/19	226	243
Embarq Corp.:
7.082% 6/1/16	236	264
7.995% 6/1/36	175	187
Verizon Communications, Inc.:
2.5% 9/15/16	1,100	1,142
6.25% 4/1/37	187	217
6.4% 9/15/33	346	411
6.55% 9/15/43	2,538	3,108
		7,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 276	$ 285
3.125% 7/16/22	255	241
		526
TOTAL TELECOMMUNICATION SERVICES		7,947
UTILITIES - 0.7%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	147
2.95% 12/15/22	140	134
Dayton Power & Light Co. 1.875% 9/15/16 (f)	119	121
Duke Capital LLC 5.668% 8/15/14	16	16
Duke Energy Corp. 3.95% 10/15/23	55	56
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	311
6.4% 9/15/20 (f)	569	665
Edison International 3.75% 9/15/17	226	242
FirstEnergy Corp.:
2.75% 3/15/18	299	301
4.25% 3/15/23	528	518
7.375% 11/15/31	411	473
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	716
LG&E and KU Energy LLC:
2.125% 11/15/15	255	260
3.75% 11/15/20	49	51
Monongahela Power Co. 4.1% 4/15/24 (f)	131	136
Nevada Power Co. 6.5% 5/15/18	165	196
Northeast Utilities:
1.45% 5/1/18	96	94
2.8% 5/1/23	435	410
NV Energy, Inc. 6.25% 11/15/20	115	136
Pepco Holdings, Inc. 2.7% 10/1/15	240	246
PPL Capital Funding, Inc. 3.4% 6/1/23	207	200
		5,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 122	$ 129
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	90	94
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	191
Dominion Resources, Inc.:
2.5469% 9/30/66 (i)	635	586
7.5% 6/30/66 (i)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (f)	523	522
2% 11/15/18 (f)	403	401
National Grid PLC 6.3% 8/1/16	183	205
NiSource Finance Corp.:
4.45% 12/1/21	155	164
5.25% 2/15/43	357	361
5.4% 7/15/14	11	11
5.45% 9/15/20	468	531
5.8% 2/1/42	199	216
5.95% 6/15/41	396	438
6.4% 3/15/18	58	68
6.8% 1/15/19	677	810
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc. 6% 9/1/21	48	55
Sempra Energy:
2.3% 4/1/17	376	386
2.875% 10/1/22	154	147
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	21
		5,196
TOTAL UTILITIES		10,848
TOTAL NONCONVERTIBLE BONDS		111,863
TOTAL CORPORATE BONDS (Cost $105,432)		111,959
U.S. Treasury Obligations - 7.8%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 4/17/14 to 5/29/14 (h)	$ 1,555	$ 1,555
U.S. Treasury Bonds:
3.625% 8/15/43	5,634	5,673
3.625% 2/15/44	2,000	2,013
3.75% 11/15/43	102	105
U.S. Treasury Notes:
0.25% 7/31/15	3,230	3,233
0.5% 7/31/17	2,063	2,035
0.625% 12/15/16	4,412	4,414
0.875% 11/30/16	1,254	1,263
0.875% 4/30/17	9	9
0.875% 1/31/18	9,947	9,857
0.875% 7/31/19	5,971	5,721
1% 5/31/18	5,583	5,525
1.25% 10/31/18	22,092	21,935
1.375% 7/31/18	7,186	7,205
1.375% 9/30/18	5,036	5,036
1.5% 12/31/18	2,258	2,262
1.5% 1/31/19	14,672	14,679
1.75% 5/31/16	5,530	5,694
1.75% 5/15/23	350	326
2% 2/28/21	7,013	6,953
2% 2/15/23	3,074	2,943
2.125% 1/31/21	3,922	3,926
2.75% 11/15/23	6,910	6,983
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,606)		119,345
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.8%
2.303% 6/1/36 (i)	8	9
2.536% 6/1/42 (i)	51	53
2.643% 7/1/37 (i)	18	19
2.949% 11/1/40 (i)	26	27
2.959% 9/1/41 (i)	30	31
3% 1/1/43 to 1/1/44	1,000	972
3% 3/1/44 (g)	500	486
3.093% 10/1/41 (i)	19	20
3.224% 7/1/41 (i)	48	51
3.345% 10/1/41 (i)	26	28
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 8/1/42 to 10/1/43	$ 5,633	$ 5,645
3.5% 3/1/44 (g)	2,400	2,433
3.55% 7/1/41 (i)	51	54
4% 12/1/41 to 12/1/43	491	516
4% 3/1/44 (g)	600	629
4% 3/1/44 (g)	500	524
4.5% 12/1/23	13	14
6% 11/1/35 to 8/1/37	436	487
TOTAL FANNIE MAE		11,998
Freddie Mac - 0.2%
3.064% 10/1/35 (i)	21	22
3.23% 4/1/41 (i)	36	38
3.249% 9/1/41 (i)	27	29
3.281% 6/1/41 (i)	39	41
3.464% 5/1/41 (i)	38	40
3.5% 6/1/42 to 10/1/43	2,076	2,078
3.622% 6/1/41 (i)	48	51
3.695% 5/1/41 (i)	45	48
5% 11/1/40	330	363
TOTAL FREDDIE MAC		2,710
Ginnie Mae - 0.0%
4% 11/20/40 to 1/20/41	200	212
4% 3/1/44 (g)	500	530
5.5% 6/15/35	137	154
TOTAL GINNIE MAE		896
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,715)		15,604
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (i)	30	27
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	280	281
Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (i)	$ 3	$ 2
Series 2004-R2 Class M3, 0.9805% 4/25/34 (i)	4	2
Series 2005-R2 Class M1, 0.6055% 4/25/35 (i)	48	47
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.2055% 11/25/34 (i)	25	23
Series 2004-W7 Class M1, 0.9805% 5/25/34 (i)	27	25
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (i)	55	17
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9805% 4/25/34 (i)	91	85
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	362
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (f)(i)	7	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (i)	82	47
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	54	54
Series 2013-2A Class A, 1.75% 11/15/17 (f)	303	304
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (i)	4	3
Series 2004-4 Class M2, 0.9505% 6/25/34 (i)	19	18
Series 2004-7 Class AF5, 5.37% 1/25/35	135	142
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (i)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (i)	1	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (i)	43	35
Class M4, 1.1755% 1/25/35 (i)	16	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(i)	106	88
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (f)(i)	3	2
Series 2006-2A:
Class A, 0.3345% 11/15/34 (f)(i)	28	26
Class B, 0.4345% 11/15/34 (f)(i)	10	9
Class C, 0.5345% 11/15/34 (f)(i)	17	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9045% 11/15/34 (f)(i)	$ 6	$ 5
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (f)(i)	30	30
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4455% 8/25/33 (i)	24	23
Series 2003-5 Class A2, 0.8555% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (i)	56	28
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (i)	51	50
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (i)	14	14
Series 2006-A Class 2C, 1.3959% 3/27/42 (i)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (i)	22	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (i)	3	3
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (i)	28	27
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (i)	49	47
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (i)	3	3
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (i)	18	17
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (i)	11	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (i)	65	54
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (d)(f)(i)	25	0
Series 2006-1A Class A, 1.554% 3/20/11 (d)(f)(i)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (i)	24	22
Class M4, 1.6055% 9/25/34 (i)	31	17
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (i)	67	55
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (i)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (i)	46	39
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (i)	46	40
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (i)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (i)	$ 1	$ 1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(i)	60	14
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (f)(i)	81	78
TOTAL ASSET-BACKED SECURITIES (Cost $2,900)		3,292
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (i)	64	63
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (i)	30	30
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.224% 12/20/54 (f)(i)	328	324
Class C2, 1.354% 12/20/54 (f)(i)	271	262
Series 2006-2:
Class A4, 0.234% 12/20/54 (i)	93	92
Class C1, 1.094% 12/20/54 (i)	242	229
Series 2006-3:
Class A3, 0.234% 12/20/54 (i)	44	43
Class A7, 0.354% 12/20/54 (i)	51	51
Class C2, 1.154% 12/20/54 (i)	50	48
Series 2006-4:
Class A4, 0.254% 12/20/54 (i)	150	148
Class B1, 0.334% 12/20/54 (i)	169	164
Class C1, 0.914% 12/20/54 (i)	103	97
Class M1, 0.494% 12/20/54 (i)	44	42
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (i)	84	79
Class 1M1, 0.454% 12/20/54 (i)	54	51
Class 2A1, 0.294% 12/20/54 (i)	118	116
Class 2C1, 1.014% 12/20/54 (i)	38	36
Class 2M1, 0.654% 12/20/54 (i)	70	67
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (i)	97	91
Class 3A1, 0.3345% 12/17/54 (i)	24	24
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (i)	$ 19	$ 19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (i)	56	47
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (i)	25	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (i)	37	34
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (i)	65	63
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5065% 7/10/35 (f)(i)	14	13
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (i)	9	9
TOTAL PRIVATE SPONSOR		2,262
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4555% 5/25/35 (i)	51	51
Series 2006-50 Class BF, 0.5555% 6/25/36 (i)	67	67
Series 2006-82 Class F, 0.7255% 9/25/36 (i)	89	89
Series 2007-36 Class F, 0.3855% 4/25/37 (i)	80	80
Series 2011-37 Class FA, 0.6055% 5/25/41 (i)	241	242
Series 2011-40 Class DF, 0.6055% 5/25/41 (i)	186	186
Series 2013-62 Class FA, 0.4555% 6/25/43 (i)	339	335
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	7	7
sequential payer:
Series 2010-74 Class WF, 0.7555% 7/25/34 (i)	73	74
Series 2012-120 Class FE 0.4555% 2/25/39 (i)	151	150
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5745% 4/15/41 (i)	119	119
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 3830 Class FD, 0.5145% 3/15/41 (i)	$ 347	$ 348
sequential payer Series 2011-3969 Class AF, 0.6045% 10/15/33 (i)	154	155
TOTAL U.S. GOVERNMENT AGENCY		1,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,062)		4,165
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (i)(k)	27	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (i)	33	34
Series 2006-3 Class A4, 5.889% 7/10/44	315	342
Series 2006-5 Class A2, 5.317% 9/10/47	177	178
Series 2006-6 Class A3, 5.369% 10/10/45	150	154
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	857	942
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	233	240
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	5
Series 2007-3:
Class A3, 5.6195% 6/10/49 (i)	124	124
Class A4, 5.6195% 6/10/49 (i)	156	173
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	296
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (f)(i)	2	2
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (f)(i)	45	37
Class B1, 1.5555% 1/25/36 (f)(i)	4	1
Class M1, 0.6055% 1/25/36 (f)(i)	14	8
Class M2, 0.6255% 1/25/36 (f)(i)	4	2
Class M3, 0.6555% 1/25/36 (f)(i)	6	3
Class M4, 0.7655% 1/25/36 (f)(i)	4	2
Class M5, 0.8055% 1/25/36 (f)(i)	4	1
Class M6, 0.8555% 1/25/36 (f)(i)	4	1
Series 2006-3A Class M4, 0.5855% 10/25/36 (f)(i)	4	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1 Class A2, 0.4255% 3/25/37 (f)(i)	$ 26	$ 18
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (f)(i)	26	21
Class A2, 0.4755% 7/25/37 (f)(i)	24	17
Class M1, 0.5255% 7/25/37 (f)(i)	9	3
Class M2, 0.5655% 7/25/37 (f)(i)	4	1
Class M3, 0.6455% 7/25/37 (f)(i)	5	0*
Class M4, 0.8055% 7/25/37 (f)(i)	4	0*
Series 2007-3:
Class A2, 0.4455% 7/25/37 (f)(i)	28	19
Class M1, 0.4655% 7/25/37 (f)(i)	5	3
Class M2, 0.4955% 7/25/37 (f)(i)	5	3
Class M3, 0.5255% 7/25/37 (f)(i)	8	4
Class M4, 0.6555% 7/25/37 (f)(i)	13	3
Class M5, 0.7555% 7/25/37 (f)(i)	7	1
Class M6, 0.9555% 7/25/37 (f)(i)	2	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (f)(i)	10	1
Class M2, 1.2055% 9/25/37 (f)(i)	10	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)	252	15
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (f)(i)	20	20
Class F, 0.5045% 3/15/22 (f)(i)	78	74
Class G, 0.5545% 3/15/22 (f)(i)	20	19
Class H, 0.7045% 3/15/22 (f)(i)	25	22
Class J, 0.8545% 3/15/22 (f)(i)	25	22
sequential payer Series 2007-PW16 Class A4, 5.7058% 6/11/40 (i)	44	50
Series 2006-T22 Class A4, 5.5801% 4/12/38 (i)	9	10
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (f)(i)(k)	3,806	26
Series 2007-T28 Class X2, 0.1573% 9/11/42 (f)(i)(k)	2,337	8
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (f)(i)	23	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (f)(i)(k)	160	2
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class A4, 5.322% 12/11/49	2,380	2,627
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	$ 84	$ 82
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (f)(i)	6	6
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (f)(i)	26	26
sequential payer Series 2006-C7 Class A1A, 5.741% 6/10/46 (i)	287	313
Series 2004-LB4A Class A5, 4.84% 10/15/37	594	599
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (f)(i)	268	253
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (i)(k)	5	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (f)(i)(k)	0*	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (f)(i)	56	55
0.4245% 2/15/22 (f)(i)	30	30
Class F, 0.4745% 2/15/22 (f)(i)	60	59
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (i)(k)	924	0*
Class B, 5.487% 2/15/40 (f)(i)	115	16
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,309
Series 2001-1 Class X1, 1.7244% 5/15/33 (f)(i)(k)	15	0*
Series 2007-C1 Class XP, 0.1602% 12/10/49 (i)(k)	477	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (f)(i)	28	28
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (i)	176	193
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (f)(i)(k)	1,112	2
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (i)	$ 80	$ 88
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	102
Class DFX, 4.4065% 11/5/30 (f)	584	596
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (f)(i)	32	31
Class C, 0.3645% 11/15/18 (f)(i)	23	22
Class D, 0.3845% 11/15/18 (f)(i)	7	6
Class E, 0.4345% 11/15/18 (f)(i)	10	9
Class F, 0.4845% 11/15/18 (f)(i)	14	14
Class G, 0.5145% 11/15/18 (f)(i)	13	12
Class H, 0.6545% 11/15/18 (f)(i)	10	9
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	494	540
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4	4
Class A4, 5.429% 12/12/43	240	259
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	835	910
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (i)	1,130	1,262
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (i)	69	69
Class A4, 5.8134% 6/15/49 (i)	790	881
Series 2007-LDPX Class A3, 5.42% 1/15/49	554	613
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (i)	700	765
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (i)	6	2
Class C, 5.7093% 2/12/49 (i)	17	4
Class D, 5.7093% 2/12/49 (i)	18	3
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)	6	1
Class ES, 5.7261% 1/15/49 (f)(i)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (i)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	550	607
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	93	101
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 444	$ 506
Class XCP, 0.2771% 9/15/45 (i)(k)	4,375	11
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (f)(i)	12	12
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (f)(i)	65	58
Series 2007-C1 Class A4, 5.8409% 6/12/50 (i)	354	398
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (i)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	40	43
Class ASB, 5.133% 12/12/49 (i)	32	33
Series 2007-5 Class A4, 5.378% 8/12/48	63	69
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	609
Series 2007-7 Class A4, 5.7439% 6/12/50 (i)	263	293
Series 2006-4 Class XP, 0.618% 12/12/49 (i)(k)	770	4
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	18
Series 2007-7 Class B, 5.7439% 6/12/50 (i)	7	0*
Series 2007-8 Class A3, 5.8943% 8/12/49 (i)	65	73
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(i)	16	12
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(i)	43	42
Class D, 0.345% 10/15/20 (f)(i)	30	29
Class E, 0.405% 10/15/20 (f)(i)	38	36
Class F, 0.455% 10/15/20 (f)(i)	23	22
Class G, 0.495% 10/15/20 (f)(i)	28	27
Class H, 0.585% 10/15/20 (f)(i)	18	16
Class J, 0.735% 10/15/20 (f)(i)	10	4
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	9	9
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (i)	20	21
Series 2006-T23 Class A3, 5.8071% 8/12/41 (i)	38	38
Series 2007-HQ12 Class A2, 5.6007% 4/12/49 (i)	301	304
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	113	125
Class B, 5.7406% 4/15/49 (i)	18	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	$ 643	$ 817
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (f)(i)	65	64
Class G, 0.5145% 9/15/21 (f)(i)	80	79
Class J, 0.7545% 9/15/21 (f)(i)	18	16
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (f)(i)	168	154
Class LXR1, 0.8545% 6/15/20 (f)(i)	9	8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	350	383
Series 2006-C29 Class A1A, 5.297% 11/15/48	288	315
Series 2007-C30 Class A5, 5.342% 12/15/43	540	595
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,169
Series 2007-C32 Class A3, 5.7499% 6/15/49 (i)	147	163
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (i)	1,100	1,214
Class A5, 5.9216% 2/15/51 (i)	50	56
Series 2005-C19 Class B, 4.892% 5/15/44	75	77
Series 2005-C22:
Class B, 5.3811% 12/15/44 (i)	166	163
Class F, 5.3811% 12/15/44 (f)(i)	125	30
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	411	450
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	704	770
Series 2007-C30 Class XP, 0.4783% 12/15/43 (f)(i)(k)	571	0*
Series 2007-C31 Class C, 5.672% 4/15/47 (i)	21	17
Series 2007-C31A Class A2, 5.421% 4/15/47	723	723
Series 2007-C32:
Class D, 5.7499% 6/15/49 (i)	56	25
Class E, 5.7499% 6/15/49 (i)	89	30
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,941)		25,995
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	94
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.3% 10/1/39	$ 535	$ 720
7.5% 4/1/34	465	631
7.6% 11/1/40	895	1,262
7.625% 3/1/40	150	209
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	84
Series 2010 C1, 7.781% 1/1/35	395	470
Series 2012 B, 5.432% 1/1/42	105	93
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,785	1,754
Series 2010, 4.421% 1/1/15	260	268
Series 2010-1, 6.63% 2/1/35	320	354
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	529
7.35% 7/1/35	220	257
Series 2011:
4.961% 3/1/16	35	37
5.665% 3/1/18	265	294
5.877% 3/1/19	695	780
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES (Cost $7,951)		8,175
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	365	372
5.75% 9/26/23 (f)	332	338
Brazilian Federative Republic:
4.25% 1/7/25	355	342
5.625% 1/7/41	400	393
United Mexican States:
4% 10/2/23	804	814
4.75% 3/8/44	352	328
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,587
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Fifth Third Bank 4.75% 2/1/15 (Cost $253)	$ 250	$ 260
Fixed-Income Funds - 7.2%
	Shares
Fidelity High Income Central Fund 2 (j)	302,909	36,040
Fidelity Mortgage Backed Securities Central Fund (j)	685,043	73,389
TOTAL FIXED-INCOME FUNDS (Cost $101,619)		109,429
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.10% (b)	69,820,890	69,821
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	6,542,425	6,542
TOTAL MONEY MARKET FUNDS (Cost $76,363)		76,363
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,278,664)		1,542,345
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,399)
NET ASSETS - 100%		$ 1,527,946
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/44	$ (1,000)	$ (1,013)
4% 3/1/44	(100)	(105)
4% 3/1/44	(500)	(524)
TOTAL FANNIE MAE		(1,642)
Ginnie Mae
4% 3/1/44	(200)	(212)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,846)		$ (1,854)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
236 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 21,920	$ 861

The face value of futures purchased as a percentage of net assets is 1.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	4.25%	$ 29	$ (28)	$ -	$ (28)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,699,000 or 1.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,155,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,820,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity High Income Central Fund 2	1,052
Fidelity Mortgage Backed Securities Central Fund	984
Fidelity Securities Lending Cash Central Fund	7
Total	$ 2,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 3,055	$ -	$ 36,040	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	984	14,235	73,389	0.7%
Total	$ 116,740	$ 4,039	$ 14,235	$ 109,429
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,497	$ 124,749	$ -	$ 748
Consumer Staples	101,744	98,987	2,757	-
Energy	104,367	104,367	-	-
Financials	179,910	176,431	3,479	-
Health Care	151,960	145,070	6,890	-
Industrials	105,340	105,340	-	-
Information Technology	197,859	196,515	1,091	253
Materials	39,537	39,537	-	-
Telecommunication Services	26,267	22,538	3,729	-
Utilities	32,690	32,690	-	-
Corporate Bonds	111,959	-	111,959	-
U.S. Government and Government Agency Obligations	119,345	-	119,345	-
U.S. Government Agency - Mortgage Securities	15,604	-	15,604	-
Asset-Backed Securities	3,292	-	3,165	127
Collateralized Mortgage Obligations	4,165	-	4,152	13
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Commercial Mortgage Securities	$ 25,995	$ -	$ 25,928	$ 67
Municipal Securities	8,175	-	8,175	-
Foreign Government and Government Agency Obligations	2,587	-	2,587	-
Bank Notes	260	-	260	-
Fixed-Income Funds	109,429	109,429	-	-
Money Market Funds	76,363	76,363	-	-
Total Investments in Securities:	$ 1,542,345	$ 1,232,016	$ 309,121	$ 1,208
Derivative Instruments:
Assets
Futures Contracts	$ 861	$ 861	$ -	$ -
Liabilities
Swaps	$ (28)	$ -	$ (28)	$ -
Total Derivative Instruments:	$ 833	$ 861	$ (28)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,854)	$ -	$ (1,854)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (28)
Equity Risk
Futures Contracts (a)	861	-
Total Value of Derivatives	$ 861	$ (28)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	3.4%
BBB	5.9%
BB	0.7%
B	1.5%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.2%
Equities	69.8%
Short-Term Investments and Net Other Assets	4.6%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	2.2%
Ireland	2.1%
Netherlands	1.2%
Others (Individually Less Than 1%)	5.1%
100.0%
The information in the above tables are based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,357) - See accompanying schedule: Unaffiliated issuers (cost $1,100,682)	$ 1,356,553
Fidelity Central Funds (cost $177,982)	185,792
Total Investments (cost $1,278,664)		$ 1,542,345
Cash		56
Receivable for investments sold, regular delivery		10,314
Receivable for TBA sale commitments		1,846
Receivable for fund shares sold		1,751
Dividends receivable		1,787
Interest receivable		1,931
Distributions receivable from Fidelity Central Funds		5
Receivable for daily variation margin for derivative instruments		44
Prepaid expenses		2
Other receivables		42
Total assets		1,560,123

Liabilities
Payable for investments purchased Regular delivery	$ 14,241
Delayed delivery	4,597
TBA sale commitments, at value	1,854
Payable for swaps	2
Payable for fund shares redeemed	3,463
Bi-lateral OTC swaps, at value	28
Accrued management fee	497
Distribution and service plan fees payable	564
Other affiliated payables	279
Other payables and accrued expenses	110
Collateral on securities loaned, at value	6,542
Total liabilities		32,177

Net Assets		$ 1,527,946
Net Assets consist of:
Paid in capital		$ 1,234,485
Undistributed net investment income		4,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,748
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		264,505
Net Assets		$ 1,527,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($328,218.47 ÷ 17,104.713 shares)	$ 19.19

Maximum offering price per share (100/94.25 of $19.19)	$ 20.36
Class T: Net Asset Value and redemption price per share ($923,655.96 ÷ 47,721.369 shares)	$ 19.36

Maximum offering price per share (100/96.50 of $19.36)	$ 20.06
Class B: Net Asset Value and offering price per share ($12,106.73 ÷ 630.728 shares)A	$ 19.19

Class C: Net Asset Value and offering price per share ($138,401.69 ÷ 7,249.458 shares)A	$ 19.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($125,453.18 ÷ 6,437.466 shares)	$ 19.49

Class Z: Net Asset Value, offering price and redemption price per share ($110.25 ÷ 5.657 shares)	$ 19.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 8,447
Interest (including $1 from security lending)		4,744
Income from Fidelity Central Funds		2,064
Total income		15,255

Expenses
Management fee	$ 2,853
Transfer agent fees	1,359
Distribution and service plan fees	3,238
Accounting and security lending fees	286
Custodian fees and expenses	55
Independent trustees' compensation	3
Registration fees	83
Audit	63
Legal	4
Miscellaneous	3
Total expenses before reductions	7,947
Expense reductions	(27)	7,920
Net investment income (loss)		7,335
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,750
Fidelity Central Funds	(94)
Foreign currency transactions	5
Futures contracts	1,370
Swaps	(32)
Total net realized gain (loss)		50,999
Change in net unrealized appreciation (depreciation) on: Investment securities	108,473
Assets and liabilities in foreign currencies	1
Futures contracts	714
Swaps	30
Delayed delivery commitments	(28)
Total change in net unrealized appreciation (depreciation)		109,190
Net gain (loss)		160,189
Net increase (decrease) in net assets resulting from operations		$ 167,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,335	$ 13,390
Net realized gain (loss)	50,999	72,815
Change in net unrealized appreciation (depreciation)	109,190	36,132
Net increase (decrease) in net assets resulting from operations	167,524	122,337
Distributions to shareholders from net investment income	(6,085)	(12,715)
Distributions to shareholders from net realized gain	(56,875)	-
Total distributions	(62,960)	(12,715)
Share transactions - net increase (decrease)	117,040	50,238
Total increase (decrease) in net assets	221,604	159,860

Net Assets
Beginning of period	1,306,342	1,146,482
End of period (including undistributed net investment income of $4,208 and undistributed net investment income of $2,958, respectively)	$ 1,527,946	$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Income from InvestmentOperations
Net investment income (loss) E	.11	.22	.24	.23	.24	.25
Net realized and unrealized gain (loss)	2.11	1.52	1.48	1.55	.70	(1.93)
Total from investment operations	2.22	1.74	1.72	1.78	.94	(1.68)
Distributions from net investment income	(.10)	(.21)	(.24)	(.23)	(.24)	(.21)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.87)	(.21)	(.24)	(.24)	(.26) I	(.26)
Net asset value, end of period	$ 19.19	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Total Return B, C, D	12.79%	10.74%	11.72%	13.34%	7.44%	(11.30)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of fee waivers, if any	.93% A	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	.92% A	.94%	.98%	.99%	.99%	1.06%
Net investment income (loss)	1.22% A	1.27%	1.56%	1.53%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 328	$ 270	$ 249	$ 215	$ 203	$ 213
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Income from Investment Operations
Net investment income (loss) E	.09	.18	.21	.20	.21	.23
Net realized and unrealized gain (loss)	2.13	1.54	1.49	1.56	.72	(1.95)
Total from investment operations	2.22	1.72	1.70	1.76	.93	(1.72)
Distributions from net investment income	(.08)	(.17)	(.21)	(.20)	(.21)	(.19)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.85)	(.17)	(.21)	(.21)	(.23) I	(.24)
Net asset value, end of period	$ 19.36	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Total Return B, C, D	12.66%	10.55%	11.44%	13.09%	7.32%	(11.54)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of fee waivers, if any	1.15% A	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.15% A	1.16%	1.18%	1.19%	1.21%	1.29%
Net investment income (loss)	1.00% A	1.05%	1.36%	1.33%	1.54%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 924	$ 821	$ 737	$ 673	$ 619	$ 621
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Income from Investment Operations
Net investment income (loss) E	.04	.08	.12	.11	.13	.16
Net realized and unrealized gain (loss)	2.10	1.52	1.47	1.54	.71	(1.92)
Total from investment operations	2.14	1.60	1.59	1.65	.84	(1.76)
Distributions from net investment income	(.02)	(.06)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.04)
Total distributions	(.79)	(.06)	(.10)	(.11)	(.15) I	(.17)
Net asset value, end of period	$ 19.19	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Total Return B, C, D	12.29%	9.85%	10.78%	12.42%	6.66%	(11.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.76% A	1.77%	1.78%	1.79%	1.81%	1.83%
Net investment income (loss)	.38% A	.44%	.76%	.73%	.94%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 15	$ 19	$ 24	$ 29
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Income from Investment Operations
Net investment income (loss) E	.04	.09	.13	.12	.13	.17
Net realized and unrealized gain (loss)	2.09	1.52	1.46	1.55	.71	(1.93)
Total from investment operations	2.13	1.61	1.59	1.67	.84	(1.76)
Distributions from net investment income	(.03)	(.09)	(.12)	(.12)	(.15)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.80)	(.09)	(.12)	(.13)	(.16) I	(.18)
Net asset value, end of period	$ 19.09	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Total Return B, C, D	12.33%	9.93%	10.81%	12.59%	6.69%	(12.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of fee waivers, if any	1.69% A	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of all reductions	1.68% A	1.70%	1.72%	1.73%	1.75%	1.81%
Net investment income (loss)	.46% A	.51%	.81%	.79%	1.00%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 105	$ 80	$ 69	$ 62	$ 61
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Income from InvestmentOperations
Net investment income (loss) D	.14	.27	.29	.28	.28	.28
Net realized and unrealized gain (loss)	2.13	1.55	1.49	1.57	.72	(1.95)
Total from investment operations	2.27	1.82	1.78	1.85	1.00	(1.67)
Distributions from net investment income	(.12)	(.26)	(.29)	(.27)	(.28)	(.25)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.89)	(.26)	(.29)	(.28)	(.30) H	(.30)
Net asset value, end of period	$ 19.49	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Total Return B, C	12.91%	11.08%	11.96%	13.69%	7.81%	(11.07)%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.68%	.70%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.66% A	.68%	.70%	.71%	.73%	.79%
Expenses net of all reductions	.66% A	.67%	.70%	.70%	.72%	.78%
Net investment income (loss)	1.49% A	1.54%	1.84%	1.82%	2.03%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 97	$ 66	$ 42	$ 34	$ 24
Portfolio turnover rate F	90% A	124%	124%	146% I	116%	215%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended February 28, 2014	Year ended August 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.15	.01
Net realized and unrealized gain (loss)	2.14	(.46)
Total from investment operations	2.29	(.45)
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.77)	-
Total distributions	(.91)	-
Net asset value, end of period	$ 19.49	$ 18.11
Total Return B, C	13.00%	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53% A
Expenses net of fee waivers, if any	.52% A	.53% A
Expenses net of all reductions	.52% A	.52% A
Net investment income (loss)	1.63% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 98
Portfolio turnover rate F	90% A	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 268,218
Gross unrealized depreciation	(7,916)
Net unrealized appreciation (depreciation) on securities and other investments	$ 260,302

Tax cost	$ 1,282,043

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (32)	$ 30
Equity Risk
Futures Contracts	1,370	714
Totals (a)	$ 1,338	$ 744

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $403,169 and $380,257, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 371	$ 20
Class T	.25%	.25%	2,200	33
Class B	.75%	.25%	62	47
Class C	.75%	.25%	605	123
			$ 3,238	$ 223

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	21
Class B*	4
Class C*	10
$ 104

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 306.21
Class T	799.18
Class B	19.30
Class C	130.21
Institutional Class	105.19
Class Z	-**	.05
	$ 1,359

* Annualized

** Amount represents twenty-six dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $1. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $7. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class C and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 3
Class T	9
Class C	1
Institutional Class	1
$ 14

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 1,541	$ 3,147
Class T	3,617	7,824
Class B	12	52
Class C	215	447
Institutional Class	699	1,245
Class Z	1	-
Total	$ 6,085	$ 12,715
From net realized gain
Class A	$ 11,846	$ -
Class T	35,422	-
Class B	522	-
Class C	4,798	-
Institutional Class	4,283	-
Class Z	4	-
Total	$ 56,875	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013A	Six months ended February 28, 2014	Year ended August 31, 2013A
Class A
Shares sold	2,796	3,876	$ 51,933	$ 66,780
Reinvestment of distributions	705	176	12,722	2,976
Shares redeemed	(1,545)	(4,158)	(28,618)	(70,968)
Net increase (decrease)	1,956	(106)	$ 36,037	$ (1,212)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013A	Six months ended February 28, 2014	Year ended August 31, 2013A
Class T
Shares sold	5,744	11,028	$ 107,487	$ 191,060
Reinvestment of distributions	2,078	442	37,836	7,519
Shares redeemed	(5,734)	(10,672)	(107,232)	(185,185)
Net increase (decrease)	2,088	798	$ 38,091	$ 13,394
Class B
Shares sold	29	91	$ 529	$ 1,597
Reinvestment of distributions	26	3	475	47
Shares redeemed	(131)	(330)	(2,422)	(5,668)
Net increase (decrease)	(76)	(236)	$ (1,418)	$ (4,024)
Class C
Shares sold	1,529	1,878	$ 28,249	$ 32,570
Reinvestment of distributions	257	24	4,619	408
Shares redeemed	(444)	(897)	(8,170)	(15,312)
Net increase (decrease)	1,342	1,005	$ 24,698	$ 17,666
Institutional Class
Shares sold	2,087	3,287	$ 39,269	$ 57,536
Reinvestment of distributions	263	70	4,817	1,210
Shares redeemed	(1,295)	(1,941)	(24,459)	(34,432)
Net increase (decrease)	1,055	1,416	$ 19,627	$ 24,314
Class Z
Shares sold	-	5	$ -	$ 100
Reinvestment of distributions	1	-	5	-
Net increase (decrease)	1	5	$ 5	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-USAN-0414
1.786778.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class Z

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.93%
Actual		$ 1,000.00	$ 1,127.90	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Class T	1.15%
Actual		$ 1,000.00	$ 1,126.60	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Class B	1.77%
Actual		$ 1,000.00	$ 1,122.90	$ 9.32
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.69%
Actual		$ 1,000.00	$ 1,123.30	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Institutional Class	.66%
Actual		$ 1,000.00	$ 1,129.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Class Z	.52%
Actual		$ 1,000.00	$ 1,130.00	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	2.1	1.3
Apple, Inc.	2.0	2.5
JPMorgan Chase & Co.	1.6	1.4
Procter & Gamble Co.	1.3	1.4
Bank of America Corp.	1.2	1.2
	8.2
Top Five Bond Issuers as of February 28, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.7	6.8
Fannie Mae	2.8	5.1
Freddie Mac	1.6	1.6
Ginnie Mae	1.0	1.6
Wachovia Bank Commercial Mortgage Trust	0.4	0.4
	13.5
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.8	15.7
Information Technology	13.1	13.3
Health Care	10.5	9.3
Consumer Discretionary	9.3	9.0
Energy	8.0	8.3
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks and Equity Futures 71.1%		Stocks and Equity Futures 70.0%
	Bonds 25.4%		Bonds 27.7%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	10.6%	** Foreign investments	10.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	5,145	$ 1,260
Diversified Consumer Services - 0.3%
H&R Block, Inc.	152,781	4,834
Hotels, Restaurants & Leisure - 1.7%
Extended Stay America, Inc. unit	189,339	4,824
McDonald's Corp.	86,675	8,247
Wynn Resorts Ltd.	21,809	5,288
Yum! Brands, Inc.	111,592	8,267
		26,626
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. Series A (a)	217,597	6,354
Media - 3.3%
Comcast Corp. Class A	39,996	2,067
DIRECTV (a)	98,949	7,678
Legend Pictures LLC (a)(l)(m)	415	748
The Madison Square Garden Co. Class A (a)	62,357	3,555
The Walt Disney Co.	131,689	10,642
Time Warner, Inc.	132,159	8,872
Twenty-First Century Fox, Inc. Class A	310,043	10,399
Viacom, Inc. Class B (non-vtg.)	78,518	6,888
		50,849
Multiline Retail - 1.1%
Dollar General Corp. (a)	126,135	7,555
Target Corp.	137,418	8,594
		16,149
Specialty Retail - 0.6%
TJX Companies, Inc.	146,480	9,003
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	29,723	3,415
lululemon athletica, Inc. (a)(e)	52,886	2,661
Oxford Industries, Inc.	16,730	1,309
PVH Corp.	24,019	3,037
		10,422
TOTAL CONSUMER DISCRETIONARY		125,497
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	14,329	1,499
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	18,269	$ 353
Diageo PLC sponsored ADR	17,969	2,259
Embotelladora Andina SA sponsored ADR	18,311	422
Pernod Ricard SA	19,496	2,295
Remy Cointreau SA	24,604	2,089
The Coca-Cola Co.	373,399	14,264
		23,181
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	131,427	9,613
Kroger Co.	168,118	7,051
Sysco Corp.	57,573	2,074
Wal-Mart Stores, Inc.	55,549	4,150
		22,888
Food Products - 0.6%
Bunge Ltd.	25,138	2,001
ConAgra Foods, Inc.	54,315	1,543
Green Mountain Coffee Roasters, Inc.	9,740	1,069
Mead Johnson Nutrition Co. Class A	41,589	3,392
Nestle SA	16,652	1,258
		9,263
Household Products - 1.3%
Procter & Gamble Co.	253,428	19,935
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	7,139	596
Tobacco - 1.7%
Altria Group, Inc.	233,403	8,463
British American Tobacco PLC sponsored ADR	138,899	15,111
Philip Morris International, Inc.	16,155	1,307
Souza Cruz SA	54,950	477
		25,358
TOTAL CONSUMER STAPLES		101,221
ENERGY - 6.8%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	67,510	1,745
Cameron International Corp. (a)	58,872	3,771
Dril-Quip, Inc. (a)	13,339	1,435
FMC Technologies, Inc. (a)	52,716	2,648
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	88,407	$ 5,039
Ocean Rig UDW, Inc. (United States) (a)	42,944	748
Oceaneering International, Inc.	27,829	1,992
Pacific Drilling SA (a)	63,930	694
Vantage Drilling Co. (a)	204,060	357
		18,429
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	91,573	7,707
BG Group PLC	74,000	1,349
Bill Barrett Corp. (a)	29,566	749
Cabot Oil & Gas Corp.	122,015	4,271
Carrizo Oil & Gas, Inc. (a)	24,804	1,234
Chevron Corp.	75,576	8,716
ConocoPhillips Co.	150,367	9,999
Continental Resources, Inc. (a)	27,266	3,259
EOG Resources, Inc.	31,055	5,882
Exxon Mobil Corp.	142,891	13,756
Kinder Morgan Holding Co. LLC	67,000	2,134
Laredo Petroleum Holdings, Inc. (a)	33,624	877
Marathon Oil Corp.	116,536	3,904
Noble Energy, Inc.	45,045	3,097
ONEOK, Inc.	37,252	2,203
Peabody Energy Corp.	92,312	1,621
Phillips 66 Co.	94,144	7,048
Phillips 66 Partners LP	11,619	532
Spectra Energy Corp.	80,500	3,001
Suncor Energy, Inc. (e)	40,155	1,325
Valero Energy Partners LP	41,469	1,534
Whiting Petroleum Corp. (a)	25,323	1,740
		85,938
TOTAL ENERGY		104,367
FINANCIALS - 11.8%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	37,189	4,053
BlackRock, Inc. Class A	11,790	3,594
Credit Suisse Group AG	9,691	304
E*TRADE Financial Corp. (a)	99,621	2,238
Evercore Partners, Inc. Class A	12,200	679
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	86,009	$ 2,950
Morgan Stanley	29,760	917
Northern Trust Corp.	31,405	1,942
Oaktree Capital Group LLC Class A	40,786	2,516
The Blackstone Group LP	66,455	2,216
		21,409
Commercial Banks - 1.9%
Barclays PLC	433,841	1,828
Erste Group Bank AG	22,154	786
Huntington Bancshares, Inc.	498,093	4,747
Mitsubishi UFJ Financial Group, Inc.	232,500	1,347
Societe Generale Series A	30,100	2,010
SunTrust Banks, Inc.	73,754	2,779
Synovus Financial Corp.	299,205	1,041
U.S. Bancorp	329,133	13,541
		28,079
Consumer Finance - 1.6%
Capital One Financial Corp.	234,434	17,214
Discover Financial Services	48,632	2,791
Santander Consumer U.S.A. Holdings, Inc.	23,700	600
SLM Corp.	169,107	4,048
		24,653
Diversified Financial Services - 4.0%
Bank of America Corp.	1,152,391	19,049
Berkshire Hathaway, Inc. Class A (a)	7	1,216
Citigroup, Inc.	242,530	11,794
IntercontinentalExchange Group, Inc.	16,676	3,483
JPMorgan Chase & Co.	436,432	24,798
KBC Ancora (a)	20,348	804
McGraw Hill Financial, Inc.	4,000	319
		61,463
Insurance - 1.6%
ACE Ltd.	7,836	767
Direct Line Insurance Group PLC	557,712	2,470
esure Group PLC	159,774	721
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,100	1,703
Marsh & McLennan Companies, Inc.	95,553	4,602
MetLife, Inc.	207,867	10,533
The Travelers Companies, Inc.	31,346	2,628
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	7,953	$ 293
WMI Holdings Corp. (a)	4,454	12
		23,729
Real Estate Investment Trusts - 1.1%
Altisource Residential Corp. Class B (e)	263,010	7,517
American Tower Corp.	64,110	5,223
Equity Lifestyle Properties, Inc.	38,405	1,546
Piedmont Office Realty Trust, Inc. Class A	47,790	826
Senior Housing Properties Trust (SBI)	10,983	245
Sun Communities, Inc.	31,742	1,462
		16,819
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	120,948	3,380
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	10,097	378
Washington Mutual, Inc. (a)	130,000	0
		378
TOTAL FINANCIALS		179,910
HEALTH CARE - 10.0%
Biotechnology - 2.7%
Actelion Ltd.	17,769	1,884
Alexion Pharmaceuticals, Inc. (a)	38,064	6,730
Amgen, Inc.	77,105	9,563
Biogen Idec, Inc. (a)	27,375	9,326
CSL Ltd. ADR	1,000	32
Gilead Sciences, Inc. (a)	153,185	12,682
Intercept Pharmaceuticals, Inc. (a)	1,700	698
		40,915
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	488,349	6,397
Covidien PLC	81,058	5,832
Edwards Lifesciences Corp. (a)	17,114	1,194
Quidel Corp. (a)	39,220	1,099
Stryker Corp.	25,829	2,073
The Cooper Companies, Inc.	23,028	2,952
		19,547
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	41,664	$ 1,397
Cigna Corp.	73,682	5,864
HCA Holdings, Inc. (a)	8,307	425
Henry Schein, Inc. (a)	28,344	3,374
McKesson Corp.	36,982	6,548
		17,608
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	25,207	4,323
Thermo Fisher Scientific, Inc.	60,190	7,496
		11,819
Pharmaceuticals - 4.1%
AbbVie, Inc.	152,711	7,775
Actavis PLC (a)	36,690	8,102
Bristol-Myers Squibb Co.	179,294	9,641
Merck & Co., Inc.	48,244	2,749
Mylan, Inc. (a)	21,900	1,217
Perrigo Co. PLC	29,320	4,821
Pfizer, Inc.	379,067	12,172
Roche Holding AG (participation certificate)	9,867	3,038
Salix Pharmaceuticals Ltd. (a)	27,785	2,999
Shire PLC	69,638	3,852
Valeant Pharmaceuticals International (Canada) (a)	25,727	3,672
Zoetis, Inc. Class A	65,546	2,033
		62,071
TOTAL HEALTH CARE		151,960
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	85,714	8,095
TransDigm Group, Inc.	30,268	5,392
United Technologies Corp.	80,341	9,402
		22,889
Air Freight & Logistics - 0.4%
FedEx Corp.	41,181	5,491
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	84,397	2,630
Electrical Equipment - 2.0%
AMETEK, Inc.	144,286	7,682
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Eaton Corp. PLC	97,013	$ 7,248
Hubbell, Inc. Class B	54,450	6,509
Roper Industries, Inc.	65,213	8,844
		30,283
Industrial Conglomerates - 0.8%
Danaher Corp.	166,392	12,727
Machinery - 0.7%
Cummins, Inc.	45,190	6,594
Ingersoll-Rand PLC	70,700	4,323
		10,917
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	107,528	6,851
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	98,103	7,051
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	25,491	6,501
TOTAL INDUSTRIALS		105,340
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	209,809	4,574
Juniper Networks, Inc. (a)	126,499	3,383
Polycom, Inc. (a)	49,261	658
QUALCOMM, Inc.	86,579	6,519
		15,134
Computers & Peripherals - 2.3%
Apple, Inc.	56,736	29,857
Electronics for Imaging, Inc. (a)	24,295	1,084
NCR Corp. (a)	105,683	3,599
		34,540
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	98,630	5,778
Internet Software & Services - 4.5%
ChannelAdvisor Corp. (a)	23,555	1,069
Cvent, Inc.	64,575	2,537
Demand Media, Inc. (a)	6,371	31
Demandware, Inc. (a)	7,450	560
eBay, Inc. (a)	129,961	7,638
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Endurance International Group Holdings, Inc. (e)	79,746	$ 1,203
Facebook, Inc. Class A (a)	146,413	10,023
Google, Inc. Class A (a)	26,477	32,185
Halogen Software, Inc.	31,000	330
Millennial Media, Inc. (a)	29,829	180
Millennial Media, Inc. (a)	49,965	272
Millennial Media, Inc. (a)	9,695	0
Naver Corp.	3,152	2,415
SPS Commerce, Inc. (a)	1,220	83
Tencent Holdings Ltd.	46,000	3,690
Trulia, Inc. (a)(e)	45,119	1,352
Wix.com Ltd. (a)(e)	23,233	718
Yahoo!, Inc. (a)	121,102	4,683
		68,969
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	31,335	3,261
Fidelity National Information Services, Inc.	87,364	4,858
FleetCor Technologies, Inc. (a)	2,442	317
Heartland Payment Systems, Inc.	8,867	359
Lionbridge Technologies, Inc. (a)	44,139	316
Quindell PLC (a)	2,026,900	1,146
Visa, Inc. Class A	11,244	2,540
		12,797
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV (a)	189,571	10,660
Software - 3.2%
Adobe Systems, Inc. (a)	61,054	4,189
Aspen Technology, Inc. (a)	16,998	798
Autodesk, Inc. (a)	29,200	1,532
CommVault Systems, Inc. (a)	17,376	1,197
Concur Technologies, Inc. (a)	3,367	416
Covisint Corp.	22,100	238
Electronic Arts, Inc. (a)	223,539	6,391
FleetMatics Group PLC (a)	10,000	370
Guidewire Software, Inc. (a)	38,600	2,069
Microsoft Corp.	491,736	18,838
Oracle Corp.	177,196	6,930
Qlik Technologies, Inc. (a)	17,500	534
RealPage, Inc. (a)	27,900	494
salesforce.com, Inc. (a)	60,799	3,792
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA (a)	68,445	$ 1,121
Xero Ltd. (m)	27,035	819
		49,728
TOTAL INFORMATION TECHNOLOGY		197,606
MATERIALS - 2.6%
Chemicals - 2.1%
Airgas, Inc.	72,017	7,763
Cabot Corp.	23,428	1,268
Eastman Chemical Co.	40,274	3,521
FMC Corp.	43,395	3,349
LyondellBasell Industries NV Class A	49,543	4,364
Monsanto Co.	48,378	5,323
Potash Corp. of Saskatchewan, Inc.	60,589	2,003
Sigma Aldrich Corp.	27,552	2,601
W.R. Grace & Co. (a)	15,281	1,549
		31,741
Construction Materials - 0.2%
Vulcan Materials Co.	44,825	3,045
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	138,790	1,421
Rock-Tenn Co. Class A	20,524	2,291
		3,712
Metals & Mining - 0.1%
Carpenter Technology Corp.	17,565	1,039
TOTAL MATERIALS		39,537
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
inContact, Inc. (a)	76,417	689
Verizon Communications, Inc.	331,798	15,787
		16,476
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	29,927	2,848
SoftBank Corp.	49,200	3,729
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	71,850	$ 2,191
Vodafone Group PLC sponsored ADR	24,618	1,023
		9,791
TOTAL TELECOMMUNICATION SERVICES		26,267
UTILITIES - 2.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	56,500	2,836
Duke Energy Corp.	44,489	3,153
Edison International	32,867	1,721
Exelon Corp.	5,600	170
NextEra Energy, Inc.	54,200	4,953
		12,833
Gas Utilities - 0.2%
National Fuel Gas Co.	31,336	2,354
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	95,130	2,765
The AES Corp.	78,012	1,065
		3,830
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	106,347	2,515
Dominion Resources, Inc.	58,349	4,049
NiSource, Inc.	39,497	1,375
PG&E Corp.	41,575	1,832
Sempra Energy	41,309	3,902
		13,673
TOTAL UTILITIES		32,690
TOTAL COMMON STOCKS (Cost $818,551)		1,064,395
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (m)	16,802	253
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	72,650	$ 523
TOTAL PREFERRED STOCKS (Cost $654)		776
Corporate Bonds - 7.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	96
Nonconvertible Bonds - 7.3%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Daimler Finance North America LLC 1.45% 8/1/16 (f)	231	233
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	35	35
4.25% 6/15/23 (f)	249	256
5.75% 6/15/43 (f)	179	197
		488
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	659
Comcast Corp.:
4.95% 6/15/16	15	16
6.45% 3/15/37	238	293
COX Communications, Inc. 3.25% 12/15/22 (f)	136	128
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	505
Discovery Communications LLC:
3.25% 4/1/23	51	49
4.875% 4/1/43	120	116
6.35% 6/1/40	236	274
NBCUniversal, Inc.:
5.15% 4/30/20	431	493
6.4% 4/30/40	309	378
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45	$ 621	$ 854
News America, Inc.:
6.15% 3/1/37	235	271
6.15% 2/15/41	186	216
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	630	655
4.5% 9/15/42	739	673
5.5% 9/1/41	165	171
5.85% 5/1/17	104	118
5.875% 11/15/40	153	165
6.75% 7/1/18	439	518
8.25% 4/1/19	528	665
Time Warner, Inc.:
5.875% 11/15/16	12	14
6.5% 11/15/36	232	272
Viacom, Inc.:
2.5% 9/1/18	46	47
3.5% 4/1/17	583	621
4.375% 3/15/43	148	131
		8,424
TOTAL CONSUMER DISCRETIONARY		9,145
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (f)	182	182
2.75% 4/1/23 (f)	191	178
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	292
		652
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
2.25% 12/5/18	282	284
4% 12/5/23	282	289
		573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 131	$ 131
3.2% 1/25/23	152	145
		276
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	246
4% 1/31/24	212	212
4.25% 8/9/42	262	231
4.75% 5/5/21	300	328
5.375% 1/31/44	364	380
9.7% 11/10/18	325	432
Reynolds American, Inc.:
3.25% 11/1/22	187	178
4.75% 11/1/42	289	272
6.15% 9/15/43	143	161
6.75% 6/15/17	23	27
7.25% 6/15/37	409	503
		2,970
TOTAL CONSUMER STAPLES		4,471
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	374
5.35% 3/15/20 (f)	327	354
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	389
5% 10/1/21	146	155
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	261
		1,561
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	779
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 168	$ 172
3.875% 3/15/23	104	101
Devon Energy Corp. 1.2% 12/15/16	409	410
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	406
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	454
Encana Holdings Finance Corp. 5.8% 5/1/14	23	23
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	241
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	363
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	179
6.85% 1/15/40 (f)	223	285
Nakilat, Inc. 6.067% 12/31/33 (f)	279	300
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	174
Petrobras Global Finance BV:
3% 1/15/19	64	61
4.375% 5/20/23	596	540
5.625% 5/20/43	569	480
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	364
5.375% 1/27/21	815	817
5.75% 1/20/20	611	636
7.875% 3/15/19	399	456
Petroleos Mexicanos:
3.125% 1/23/19 (f)	58	59
3.5% 7/18/18	463	480
3.5% 1/30/23	285	266
4.875% 1/24/22	237	248
4.875% 1/18/24	131	135
4.875% 1/18/24 (f)	279	286
5.5% 1/21/21	369	402
5.5% 6/27/44	648	613
6% 3/5/20	21	24
6.375% 1/23/45 (f)	366	385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 661	$ 713
Phillips 66 Co.:
4.3% 4/1/22	338	357
5.875% 5/1/42	117	134
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	175
6.125% 1/15/17	205	233
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	72
2.95% 9/25/18	63	65
4.6% 6/15/21	90	97
Suncor Energy, Inc. 6.1% 6/1/18	395	462
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	368
Western Gas Partners LP 5.375% 6/1/21	393	424
Williams Partners LP 4.3% 3/4/24	278	279
		13,581
TOTAL ENERGY		15,142
FINANCIALS - 3.7%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	145	146
Goldman Sachs Group, Inc.:
1.748% 9/15/17	1,225	1,225
2.625% 1/31/19	885	890
2.9% 7/19/18	526	541
5.25% 7/27/21	96	107
5.625% 1/15/17	500	554
5.95% 1/18/18	32	37
6% 6/15/20	600	697
6.15% 4/1/18	36	41
Lazard Group LLC:
4.25% 11/14/20	185	195
6.85% 6/15/17	31	35
Morgan Stanley:
2.125% 4/25/18	863	868
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.75% 2/25/23	$ 438	$ 438
4.875% 11/1/22	365	385
5% 11/24/25	93	97
5.45% 1/9/17	480	534
5.75% 1/25/21	100	115
6.625% 4/1/18	600	706
		7,611
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	465
Credit Suisse AG 6% 2/15/18	664	769
Discover Bank 4.2% 8/8/23	259	266
Fifth Third Bancorp 8.25% 3/1/38	94	132
HBOS PLC 6.75% 5/21/18 (f)	180	205
Huntington Bancshares, Inc. 7% 12/15/20	97	117
KeyBank NA:
5.45% 3/3/16	294	321
5.8% 7/1/14	322	328
Marshall & Ilsley Bank 5% 1/17/17	259	281
Regions Bank:
6.45% 6/26/37	652	722
7.5% 5/15/18	282	336
Regions Financial Corp.:
2% 5/15/18	382	376
5.75% 6/15/15	73	77
7.75% 11/10/14	229	240
Royal Bank of Scotland Group PLC:
6% 12/19/23	490	505
6.1% 6/10/23	470	488
6.125% 12/15/22	694	729
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,214
3.676% 6/15/16	160	171
4.48% 1/16/24	30	31
		7,773
Consumer Finance - 0.4%
American Express Credit Corp. 1.3% 7/29/16	357	361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 462	$ 456
5.2% 4/27/22	42	45
6.45% 6/12/17	1,019	1,155
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	239
1.7% 5/9/16	561	569
2.875% 10/1/18	400	411
General Electric Capital Corp.:
1% 12/11/15	289	292
2.95% 5/9/16	185	194
3.5% 6/29/15	192	200
6% 8/7/19	1,000	1,185
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Hyundai Capital America:
1.45% 2/6/17 (f)	476	476
1.625% 10/2/15 (f)	122	123
1.875% 8/9/16 (f)	92	93
2.125% 10/2/17 (f)	134	135
2.875% 8/9/18 (f)	163	167
		6,414
Diversified Financial Services - 0.8%
Bank of America Corp.:
2.6% 1/15/19	448	454
3.3% 1/11/23	947	922
3.875% 3/22/17	1,060	1,137
4.1% 7/24/23	352	362
5.65% 5/1/18	205	234
5.75% 12/1/17	615	701
6.5% 8/1/16	300	338
Barclays Bank PLC 2.5% 2/20/19	200	202
BP Capital Markets PLC:
3.814% 2/10/24	359	363
4.742% 3/11/21	300	335
Citigroup, Inc.:
1.3% 11/15/16	568	569
3.953% 6/15/16	397	422
4.05% 7/30/22	151	153
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15	$ 544	$ 570
5.5% 9/13/25	142	153
6.125% 5/15/18	212	246
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	368
JPMorgan Chase & Co.:
1.625% 5/15/18	720	712
2% 8/15/17	300	305
3.15% 7/5/16	430	452
3.25% 9/23/22	503	495
4.35% 8/15/21	420	453
4.5% 1/24/22	134	145
4.95% 3/25/20	661	740
JPMorgan Chase Bank 6% 10/1/17	250	288
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	215
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	158
		11,594
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	264	267
American International Group, Inc.:
4.875% 9/15/16	257	281
4.875% 6/1/22	107	118
5.6% 10/18/16	318	354
Aon Corp.:
3.125% 5/27/16	376	393
3.5% 9/30/15	151	157
5% 9/30/20	133	150
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	456
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	450
6.5% 3/15/35 (f)	327	375
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 199	$ 217
MetLife, Inc.:
3.048% 12/15/22	313	304
4.368% 9/15/23	305	324
4.75% 2/8/21	137	152
6.75% 6/1/16	290	328
Metropolitan Life Global Funding I:
3% 1/10/23 (f)	223	214
5.125% 6/10/14 (f)	255	258
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	296
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	431
6% 2/10/20 (f)	409	466
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	219
4.75% 9/17/15	500	531
5.8% 11/16/41	262	302
6.2% 11/15/40	134	161
7.375% 6/15/19	120	149
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	41
Unum Group:
5.625% 9/15/20	270	301
5.75% 8/15/42	458	493
7.125% 9/30/16	19	22
		8,535
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	112
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	97
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	166
4.2% 12/15/23	360	372
Boston Properties, Inc. 3.85% 2/1/23	432	434
BRE Properties, Inc. 5.5% 3/15/17	113	125
Camden Property Trust:
2.95% 12/15/22	135	127
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 304	$ 311
Developers Diversified Realty Corp.:
4.625% 7/15/22	247	259
4.75% 4/15/18	313	341
7.5% 4/1/17	203	236
9.625% 3/15/16	106	123
Duke Realty LP:
3.625% 4/15/23	180	172
3.875% 10/15/22	310	304
4.375% 6/15/22	207	212
5.95% 2/15/17	57	64
6.5% 1/15/18	285	328
6.75% 3/15/20	12	14
8.25% 8/15/19	127	159
Equity One, Inc.:
3.75% 11/15/22	400	384
5.375% 10/15/15	47	50
Federal Realty Investment Trust 5.9% 4/1/20	95	111
HCP, Inc. 3.75% 2/1/16	201	212
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4.7% 9/15/17	48	53
HRPT Properties Trust 5.75% 11/1/15	50	52
Retail Opportunity Investments Partnership LP 5% 12/15/23	67	69
Simon Property Group LP:
2.75% 2/1/23	232	220
2.8% 1/30/17	82	86
4.125% 12/1/21	229	244
UDR, Inc. 5.5% 4/1/14	498	500
Weingarten Realty Investors 3.375% 10/15/22	68	65
		6,150
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	411
4.25% 7/15/22	163	162
6.125% 4/15/20	126	144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 359	$ 351
4.95% 4/15/18	197	213
5.7% 5/1/17	1,000	1,102
6% 4/1/16	86	94
7.5% 5/15/15	44	47
Digital Realty Trust LP:
4.5% 7/15/15	172	179
5.25% 3/15/21	201	212
ERP Operating LP:
4.625% 12/15/21	540	585
4.75% 7/15/20	265	293
5.375% 8/1/16	117	129
5.75% 6/15/17	567	644
Liberty Property LP:
3.375% 6/15/23	185	174
4.125% 6/15/22	177	179
4.4% 2/15/24	418	425
4.75% 10/1/20	394	422
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	325
Mack-Cali Realty LP:
2.5% 12/15/17	252	255
3.15% 5/15/23	426	383
4.5% 4/18/22	108	109
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	74
Post Apartment Homes LP 3.375% 12/1/22	70	66
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	59
5.7% 4/15/17 (f)	94	102
Reckson Operating Partnership LP 6% 3/31/16	114	124
Regency Centers LP 5.25% 8/1/15	124	131
Tanger Properties LP:
3.875% 12/1/23	160	160
6.125% 6/1/20	478	560
Ventas Realty LP 1.55% 9/26/16	250	253
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 228
4% 4/30/19	114	122
		8,765
TOTAL FINANCIALS		56,842
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	367
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	178	168
Express Scripts Holding Co. 4.75% 11/15/21	378	411
Express Scripts, Inc. 3.125% 5/15/16	357	373
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	276
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	56
2.875% 3/15/23	463	441
WellPoint, Inc. 3.3% 1/15/23	172	166
		1,930
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	102
		269
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	361
2.9% 11/6/22	368	355
Mylan, Inc. 1.35% 11/29/16	120	121
Perrigo Co. PLC 2.3% 11/8/18 (f)	200	200
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 57	$ 57
3.25% 2/1/23	138	133
		1,347
TOTAL HEALTH CARE		3,913
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	18
6.375% 6/1/19 (f)	309	362
		380
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	13	14
6.9% 7/2/19	4	4
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	7	8
		36
TOTAL INDUSTRIALS		416
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		86
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	361
4.25% 11/15/20	186	199
		560
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 15	$ 17
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	213
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	363
4.5% 8/13/23 (f)	500	518
5.625% 10/18/43 (f)	254	259
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	360
Vale Overseas Ltd.:
4.375% 1/11/22	200	200
6.25% 1/23/17	503	563
		2,476
TOTAL MATERIALS		3,053
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,288
6.3% 1/15/38	398	454
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	77
6.15% 9/15/19	226	243
Embarq Corp.:
7.082% 6/1/16	236	264
7.995% 6/1/36	175	187
Verizon Communications, Inc.:
2.5% 9/15/16	1,100	1,142
6.25% 4/1/37	187	217
6.4% 9/15/33	346	411
6.55% 9/15/43	2,538	3,108
		7,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 276	$ 285
3.125% 7/16/22	255	241
		526
TOTAL TELECOMMUNICATION SERVICES		7,947
UTILITIES - 0.7%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	147
2.95% 12/15/22	140	134
Dayton Power & Light Co. 1.875% 9/15/16 (f)	119	121
Duke Capital LLC 5.668% 8/15/14	16	16
Duke Energy Corp. 3.95% 10/15/23	55	56
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	311
6.4% 9/15/20 (f)	569	665
Edison International 3.75% 9/15/17	226	242
FirstEnergy Corp.:
2.75% 3/15/18	299	301
4.25% 3/15/23	528	518
7.375% 11/15/31	411	473
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	716
LG&E and KU Energy LLC:
2.125% 11/15/15	255	260
3.75% 11/15/20	49	51
Monongahela Power Co. 4.1% 4/15/24 (f)	131	136
Nevada Power Co. 6.5% 5/15/18	165	196
Northeast Utilities:
1.45% 5/1/18	96	94
2.8% 5/1/23	435	410
NV Energy, Inc. 6.25% 11/15/20	115	136
Pepco Holdings, Inc. 2.7% 10/1/15	240	246
PPL Capital Funding, Inc. 3.4% 6/1/23	207	200
		5,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 122	$ 129
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	90	94
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	191
Dominion Resources, Inc.:
2.5469% 9/30/66 (i)	635	586
7.5% 6/30/66 (i)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (f)	523	522
2% 11/15/18 (f)	403	401
National Grid PLC 6.3% 8/1/16	183	205
NiSource Finance Corp.:
4.45% 12/1/21	155	164
5.25% 2/15/43	357	361
5.4% 7/15/14	11	11
5.45% 9/15/20	468	531
5.8% 2/1/42	199	216
5.95% 6/15/41	396	438
6.4% 3/15/18	58	68
6.8% 1/15/19	677	810
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc. 6% 9/1/21	48	55
Sempra Energy:
2.3% 4/1/17	376	386
2.875% 10/1/22	154	147
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	21
		5,196
TOTAL UTILITIES		10,848
TOTAL NONCONVERTIBLE BONDS		111,863
TOTAL CORPORATE BONDS (Cost $105,432)		111,959
U.S. Treasury Obligations - 7.8%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 4/17/14 to 5/29/14 (h)	$ 1,555	$ 1,555
U.S. Treasury Bonds:
3.625% 8/15/43	5,634	5,673
3.625% 2/15/44	2,000	2,013
3.75% 11/15/43	102	105
U.S. Treasury Notes:
0.25% 7/31/15	3,230	3,233
0.5% 7/31/17	2,063	2,035
0.625% 12/15/16	4,412	4,414
0.875% 11/30/16	1,254	1,263
0.875% 4/30/17	9	9
0.875% 1/31/18	9,947	9,857
0.875% 7/31/19	5,971	5,721
1% 5/31/18	5,583	5,525
1.25% 10/31/18	22,092	21,935
1.375% 7/31/18	7,186	7,205
1.375% 9/30/18	5,036	5,036
1.5% 12/31/18	2,258	2,262
1.5% 1/31/19	14,672	14,679
1.75% 5/31/16	5,530	5,694
1.75% 5/15/23	350	326
2% 2/28/21	7,013	6,953
2% 2/15/23	3,074	2,943
2.125% 1/31/21	3,922	3,926
2.75% 11/15/23	6,910	6,983
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,606)		119,345
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.8%
2.303% 6/1/36 (i)	8	9
2.536% 6/1/42 (i)	51	53
2.643% 7/1/37 (i)	18	19
2.949% 11/1/40 (i)	26	27
2.959% 9/1/41 (i)	30	31
3% 1/1/43 to 1/1/44	1,000	972
3% 3/1/44 (g)	500	486
3.093% 10/1/41 (i)	19	20
3.224% 7/1/41 (i)	48	51
3.345% 10/1/41 (i)	26	28
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 8/1/42 to 10/1/43	$ 5,633	$ 5,645
3.5% 3/1/44 (g)	2,400	2,433
3.55% 7/1/41 (i)	51	54
4% 12/1/41 to 12/1/43	491	516
4% 3/1/44 (g)	600	629
4% 3/1/44 (g)	500	524
4.5% 12/1/23	13	14
6% 11/1/35 to 8/1/37	436	487
TOTAL FANNIE MAE		11,998
Freddie Mac - 0.2%
3.064% 10/1/35 (i)	21	22
3.23% 4/1/41 (i)	36	38
3.249% 9/1/41 (i)	27	29
3.281% 6/1/41 (i)	39	41
3.464% 5/1/41 (i)	38	40
3.5% 6/1/42 to 10/1/43	2,076	2,078
3.622% 6/1/41 (i)	48	51
3.695% 5/1/41 (i)	45	48
5% 11/1/40	330	363
TOTAL FREDDIE MAC		2,710
Ginnie Mae - 0.0%
4% 11/20/40 to 1/20/41	200	212
4% 3/1/44 (g)	500	530
5.5% 6/15/35	137	154
TOTAL GINNIE MAE		896
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,715)		15,604
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (i)	30	27
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	280	281
Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (i)	$ 3	$ 2
Series 2004-R2 Class M3, 0.9805% 4/25/34 (i)	4	2
Series 2005-R2 Class M1, 0.6055% 4/25/35 (i)	48	47
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.2055% 11/25/34 (i)	25	23
Series 2004-W7 Class M1, 0.9805% 5/25/34 (i)	27	25
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (i)	55	17
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9805% 4/25/34 (i)	91	85
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	362
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (f)(i)	7	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (i)	82	47
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	54	54
Series 2013-2A Class A, 1.75% 11/15/17 (f)	303	304
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (i)	4	3
Series 2004-4 Class M2, 0.9505% 6/25/34 (i)	19	18
Series 2004-7 Class AF5, 5.37% 1/25/35	135	142
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (i)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (i)	1	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (i)	43	35
Class M4, 1.1755% 1/25/35 (i)	16	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(i)	106	88
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (f)(i)	3	2
Series 2006-2A:
Class A, 0.3345% 11/15/34 (f)(i)	28	26
Class B, 0.4345% 11/15/34 (f)(i)	10	9
Class C, 0.5345% 11/15/34 (f)(i)	17	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9045% 11/15/34 (f)(i)	$ 6	$ 5
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (f)(i)	30	30
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4455% 8/25/33 (i)	24	23
Series 2003-5 Class A2, 0.8555% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (i)	56	28
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (i)	51	50
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (i)	14	14
Series 2006-A Class 2C, 1.3959% 3/27/42 (i)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (i)	22	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (i)	3	3
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (i)	28	27
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (i)	49	47
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (i)	3	3
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (i)	18	17
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (i)	11	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (i)	65	54
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (d)(f)(i)	25	0
Series 2006-1A Class A, 1.554% 3/20/11 (d)(f)(i)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (i)	24	22
Class M4, 1.6055% 9/25/34 (i)	31	17
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (i)	67	55
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (i)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (i)	46	39
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (i)	46	40
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (i)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (i)	$ 1	$ 1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(i)	60	14
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (f)(i)	81	78
TOTAL ASSET-BACKED SECURITIES (Cost $2,900)		3,292
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (i)	64	63
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (i)	30	30
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A1, 0.224% 12/20/54 (f)(i)	328	324
Class C2, 1.354% 12/20/54 (f)(i)	271	262
Series 2006-2:
Class A4, 0.234% 12/20/54 (i)	93	92
Class C1, 1.094% 12/20/54 (i)	242	229
Series 2006-3:
Class A3, 0.234% 12/20/54 (i)	44	43
Class A7, 0.354% 12/20/54 (i)	51	51
Class C2, 1.154% 12/20/54 (i)	50	48
Series 2006-4:
Class A4, 0.254% 12/20/54 (i)	150	148
Class B1, 0.334% 12/20/54 (i)	169	164
Class C1, 0.914% 12/20/54 (i)	103	97
Class M1, 0.494% 12/20/54 (i)	44	42
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (i)	84	79
Class 1M1, 0.454% 12/20/54 (i)	54	51
Class 2A1, 0.294% 12/20/54 (i)	118	116
Class 2C1, 1.014% 12/20/54 (i)	38	36
Class 2M1, 0.654% 12/20/54 (i)	70	67
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (i)	97	91
Class 3A1, 0.3345% 12/17/54 (i)	24	24
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (i)	$ 19	$ 19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (i)	56	47
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (i)	25	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (i)	37	34
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (i)	65	63
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5065% 7/10/35 (f)(i)	14	13
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (i)	9	9
TOTAL PRIVATE SPONSOR		2,262
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4555% 5/25/35 (i)	51	51
Series 2006-50 Class BF, 0.5555% 6/25/36 (i)	67	67
Series 2006-82 Class F, 0.7255% 9/25/36 (i)	89	89
Series 2007-36 Class F, 0.3855% 4/25/37 (i)	80	80
Series 2011-37 Class FA, 0.6055% 5/25/41 (i)	241	242
Series 2011-40 Class DF, 0.6055% 5/25/41 (i)	186	186
Series 2013-62 Class FA, 0.4555% 6/25/43 (i)	339	335
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	7	7
sequential payer:
Series 2010-74 Class WF, 0.7555% 7/25/34 (i)	73	74
Series 2012-120 Class FE 0.4555% 2/25/39 (i)	151	150
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5745% 4/15/41 (i)	119	119
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 3830 Class FD, 0.5145% 3/15/41 (i)	$ 347	$ 348
sequential payer Series 2011-3969 Class AF, 0.6045% 10/15/33 (i)	154	155
TOTAL U.S. GOVERNMENT AGENCY		1,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,062)		4,165
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (i)(k)	27	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (i)	33	34
Series 2006-3 Class A4, 5.889% 7/10/44	315	342
Series 2006-5 Class A2, 5.317% 9/10/47	177	178
Series 2006-6 Class A3, 5.369% 10/10/45	150	154
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	857	942
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	233	240
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	5
Series 2007-3:
Class A3, 5.6195% 6/10/49 (i)	124	124
Class A4, 5.6195% 6/10/49 (i)	156	173
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	296
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (f)(i)	2	2
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (f)(i)	45	37
Class B1, 1.5555% 1/25/36 (f)(i)	4	1
Class M1, 0.6055% 1/25/36 (f)(i)	14	8
Class M2, 0.6255% 1/25/36 (f)(i)	4	2
Class M3, 0.6555% 1/25/36 (f)(i)	6	3
Class M4, 0.7655% 1/25/36 (f)(i)	4	2
Class M5, 0.8055% 1/25/36 (f)(i)	4	1
Class M6, 0.8555% 1/25/36 (f)(i)	4	1
Series 2006-3A Class M4, 0.5855% 10/25/36 (f)(i)	4	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1 Class A2, 0.4255% 3/25/37 (f)(i)	$ 26	$ 18
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (f)(i)	26	21
Class A2, 0.4755% 7/25/37 (f)(i)	24	17
Class M1, 0.5255% 7/25/37 (f)(i)	9	3
Class M2, 0.5655% 7/25/37 (f)(i)	4	1
Class M3, 0.6455% 7/25/37 (f)(i)	5	0*
Class M4, 0.8055% 7/25/37 (f)(i)	4	0*
Series 2007-3:
Class A2, 0.4455% 7/25/37 (f)(i)	28	19
Class M1, 0.4655% 7/25/37 (f)(i)	5	3
Class M2, 0.4955% 7/25/37 (f)(i)	5	3
Class M3, 0.5255% 7/25/37 (f)(i)	8	4
Class M4, 0.6555% 7/25/37 (f)(i)	13	3
Class M5, 0.7555% 7/25/37 (f)(i)	7	1
Class M6, 0.9555% 7/25/37 (f)(i)	2	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (f)(i)	10	1
Class M2, 1.2055% 9/25/37 (f)(i)	10	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)	252	15
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (f)(i)	20	20
Class F, 0.5045% 3/15/22 (f)(i)	78	74
Class G, 0.5545% 3/15/22 (f)(i)	20	19
Class H, 0.7045% 3/15/22 (f)(i)	25	22
Class J, 0.8545% 3/15/22 (f)(i)	25	22
sequential payer Series 2007-PW16 Class A4, 5.7058% 6/11/40 (i)	44	50
Series 2006-T22 Class A4, 5.5801% 4/12/38 (i)	9	10
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (f)(i)(k)	3,806	26
Series 2007-T28 Class X2, 0.1573% 9/11/42 (f)(i)(k)	2,337	8
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (f)(i)	23	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (f)(i)(k)	160	2
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class A4, 5.322% 12/11/49	2,380	2,627
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	$ 84	$ 82
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (f)(i)	6	6
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (f)(i)	26	26
sequential payer Series 2006-C7 Class A1A, 5.741% 6/10/46 (i)	287	313
Series 2004-LB4A Class A5, 4.84% 10/15/37	594	599
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (f)(i)	268	253
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (i)(k)	5	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (f)(i)(k)	0*	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (f)(i)	56	55
0.4245% 2/15/22 (f)(i)	30	30
Class F, 0.4745% 2/15/22 (f)(i)	60	59
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (i)(k)	924	0*
Class B, 5.487% 2/15/40 (f)(i)	115	16
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,309
Series 2001-1 Class X1, 1.7244% 5/15/33 (f)(i)(k)	15	0*
Series 2007-C1 Class XP, 0.1602% 12/10/49 (i)(k)	477	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (f)(i)	28	28
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (i)	176	193
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (f)(i)(k)	1,112	2
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506% 4/10/38	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (i)	$ 80	$ 88
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	102
Class DFX, 4.4065% 11/5/30 (f)	584	596
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (f)(i)	32	31
Class C, 0.3645% 11/15/18 (f)(i)	23	22
Class D, 0.3845% 11/15/18 (f)(i)	7	6
Class E, 0.4345% 11/15/18 (f)(i)	10	9
Class F, 0.4845% 11/15/18 (f)(i)	14	14
Class G, 0.5145% 11/15/18 (f)(i)	13	12
Class H, 0.6545% 11/15/18 (f)(i)	10	9
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	494	540
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4	4
Class A4, 5.429% 12/12/43	240	259
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	835	910
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (i)	1,130	1,262
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (i)	69	69
Class A4, 5.8134% 6/15/49 (i)	790	881
Series 2007-LDPX Class A3, 5.42% 1/15/49	554	613
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (i)	700	765
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (i)	6	2
Class C, 5.7093% 2/12/49 (i)	17	4
Class D, 5.7093% 2/12/49 (i)	18	3
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)	6	1
Class ES, 5.7261% 1/15/49 (f)(i)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (i)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	40
Series 2007-C1 Class A4, 5.424% 2/15/40	550	607
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	93	101
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 444	$ 506
Class XCP, 0.2771% 9/15/45 (i)(k)	4,375	11
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (f)(i)	12	12
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (f)(i)	65	58
Series 2007-C1 Class A4, 5.8409% 6/12/50 (i)	354	398
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (i)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	40	43
Class ASB, 5.133% 12/12/49 (i)	32	33
Series 2007-5 Class A4, 5.378% 8/12/48	63	69
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	609
Series 2007-7 Class A4, 5.7439% 6/12/50 (i)	263	293
Series 2006-4 Class XP, 0.618% 12/12/49 (i)(k)	770	4
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	18
Series 2007-7 Class B, 5.7439% 6/12/50 (i)	7	0*
Series 2007-8 Class A3, 5.8943% 8/12/49 (i)	65	73
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(i)	16	12
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(i)	43	42
Class D, 0.345% 10/15/20 (f)(i)	30	29
Class E, 0.405% 10/15/20 (f)(i)	38	36
Class F, 0.455% 10/15/20 (f)(i)	23	22
Class G, 0.495% 10/15/20 (f)(i)	28	27
Class H, 0.585% 10/15/20 (f)(i)	18	16
Class J, 0.735% 10/15/20 (f)(i)	10	4
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	9	9
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (i)	20	21
Series 2006-T23 Class A3, 5.8071% 8/12/41 (i)	38	38
Series 2007-HQ12 Class A2, 5.6007% 4/12/49 (i)	301	304
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	113	125
Class B, 5.7406% 4/15/49 (i)	18	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	$ 643	$ 817
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (f)(i)	65	64
Class G, 0.5145% 9/15/21 (f)(i)	80	79
Class J, 0.7545% 9/15/21 (f)(i)	18	16
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (f)(i)	168	154
Class LXR1, 0.8545% 6/15/20 (f)(i)	9	8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	350	383
Series 2006-C29 Class A1A, 5.297% 11/15/48	288	315
Series 2007-C30 Class A5, 5.342% 12/15/43	540	595
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,169
Series 2007-C32 Class A3, 5.7499% 6/15/49 (i)	147	163
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (i)	1,100	1,214
Class A5, 5.9216% 2/15/51 (i)	50	56
Series 2005-C19 Class B, 4.892% 5/15/44	75	77
Series 2005-C22:
Class B, 5.3811% 12/15/44 (i)	166	163
Class F, 5.3811% 12/15/44 (f)(i)	125	30
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	411	450
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	704	770
Series 2007-C30 Class XP, 0.4783% 12/15/43 (f)(i)(k)	571	0*
Series 2007-C31 Class C, 5.672% 4/15/47 (i)	21	17
Series 2007-C31A Class A2, 5.421% 4/15/47	723	723
Series 2007-C32:
Class D, 5.7499% 6/15/49 (i)	56	25
Class E, 5.7499% 6/15/49 (i)	89	30
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,941)		25,995
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	94
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.3% 10/1/39	$ 535	$ 720
7.5% 4/1/34	465	631
7.6% 11/1/40	895	1,262
7.625% 3/1/40	150	209
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	84
Series 2010 C1, 7.781% 1/1/35	395	470
Series 2012 B, 5.432% 1/1/42	105	93
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,785	1,754
Series 2010, 4.421% 1/1/15	260	268
Series 2010-1, 6.63% 2/1/35	320	354
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	475	529
7.35% 7/1/35	220	257
Series 2011:
4.961% 3/1/16	35	37
5.665% 3/1/18	265	294
5.877% 3/1/19	695	780
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES (Cost $7,951)		8,175
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	365	372
5.75% 9/26/23 (f)	332	338
Brazilian Federative Republic:
4.25% 1/7/25	355	342
5.625% 1/7/41	400	393
United Mexican States:
4% 10/2/23	804	814
4.75% 3/8/44	352	328
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,587
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Fifth Third Bank 4.75% 2/1/15 (Cost $253)	$ 250	$ 260
Fixed-Income Funds - 7.2%
	Shares
Fidelity High Income Central Fund 2 (j)	302,909	36,040
Fidelity Mortgage Backed Securities Central Fund (j)	685,043	73,389
TOTAL FIXED-INCOME FUNDS (Cost $101,619)		109,429
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.10% (b)	69,820,890	69,821
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	6,542,425	6,542
TOTAL MONEY MARKET FUNDS (Cost $76,363)		76,363
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,278,664)		1,542,345
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,399)
NET ASSETS - 100%		$ 1,527,946
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/44	$ (1,000)	$ (1,013)
4% 3/1/44	(100)	(105)
4% 3/1/44	(500)	(524)
TOTAL FANNIE MAE		(1,642)
Ginnie Mae
4% 3/1/44	(200)	(212)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,846)		$ (1,854)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
236 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 21,920	$ 861

The face value of futures purchased as a percentage of net assets is 1.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	4.25%	$ 29	$ (28)	$ -	$ (28)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,699,000 or 1.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,155,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,820,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity High Income Central Fund 2	1,052
Fidelity Mortgage Backed Securities Central Fund	984
Fidelity Securities Lending Cash Central Fund	7
Total	$ 2,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 3,055	$ -	$ 36,040	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	984	14,235	73,389	0.7%
Total	$ 116,740	$ 4,039	$ 14,235	$ 109,429
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,497	$ 124,749	$ -	$ 748
Consumer Staples	101,744	98,987	2,757	-
Energy	104,367	104,367	-	-
Financials	179,910	176,431	3,479	-
Health Care	151,960	145,070	6,890	-
Industrials	105,340	105,340	-	-
Information Technology	197,859	196,515	1,091	253
Materials	39,537	39,537	-	-
Telecommunication Services	26,267	22,538	3,729	-
Utilities	32,690	32,690	-	-
Corporate Bonds	111,959	-	111,959	-
U.S. Government and Government Agency Obligations	119,345	-	119,345	-
U.S. Government Agency - Mortgage Securities	15,604	-	15,604	-
Asset-Backed Securities	3,292	-	3,165	127
Collateralized Mortgage Obligations	4,165	-	4,152	13
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Commercial Mortgage Securities	$ 25,995	$ -	$ 25,928	$ 67
Municipal Securities	8,175	-	8,175	-
Foreign Government and Government Agency Obligations	2,587	-	2,587	-
Bank Notes	260	-	260	-
Fixed-Income Funds	109,429	109,429	-	-
Money Market Funds	76,363	76,363	-	-
Total Investments in Securities:	$ 1,542,345	$ 1,232,016	$ 309,121	$ 1,208
Derivative Instruments:
Assets
Futures Contracts	$ 861	$ 861	$ -	$ -
Liabilities
Swaps	$ (28)	$ -	$ (28)	$ -
Total Derivative Instruments:	$ 833	$ 861	$ (28)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,854)	$ -	$ (1,854)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (28)
Equity Risk
Futures Contracts (a)	861	-
Total Value of Derivatives	$ 861	$ (28)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	3.4%
BBB	5.9%
BB	0.7%
B	1.5%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.2%
Equities	69.8%
Short-Term Investments and Net Other Assets	4.6%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	2.2%
Ireland	2.1%
Netherlands	1.2%
Others (Individually Less Than 1%)	5.1%
100.0%
The information in the above tables are based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,357) - See accompanying schedule: Unaffiliated issuers (cost $1,100,682)	$ 1,356,553
Fidelity Central Funds (cost $177,982)	185,792
Total Investments (cost $1,278,664)		$ 1,542,345
Cash		56
Receivable for investments sold, regular delivery		10,314
Receivable for TBA sale commitments		1,846
Receivable for fund shares sold		1,751
Dividends receivable		1,787
Interest receivable		1,931
Distributions receivable from Fidelity Central Funds		5
Receivable for daily variation margin for derivative instruments		44
Prepaid expenses		2
Other receivables		42
Total assets		1,560,123

Liabilities
Payable for investments purchased Regular delivery	$ 14,241
Delayed delivery	4,597
TBA sale commitments, at value	1,854
Payable for swaps	2
Payable for fund shares redeemed	3,463
Bi-lateral OTC swaps, at value	28
Accrued management fee	497
Distribution and service plan fees payable	564
Other affiliated payables	279
Other payables and accrued expenses	110
Collateral on securities loaned, at value	6,542
Total liabilities		32,177

Net Assets		$ 1,527,946
Net Assets consist of:
Paid in capital		$ 1,234,485
Undistributed net investment income		4,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,748
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		264,505
Net Assets		$ 1,527,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($328,218.47 ÷ 17,104.713 shares)	$ 19.19

Maximum offering price per share (100/94.25 of $19.19)	$ 20.36
Class T: Net Asset Value and redemption price per share ($923,655.96 ÷ 47,721.369 shares)	$ 19.36

Maximum offering price per share (100/96.50 of $19.36)	$ 20.06
Class B: Net Asset Value and offering price per share ($12,106.73 ÷ 630.728 shares)A	$ 19.19

Class C: Net Asset Value and offering price per share ($138,401.69 ÷ 7,249.458 shares)A	$ 19.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($125,453.18 ÷ 6,437.466 shares)	$ 19.49

Class Z: Net Asset Value, offering price and redemption price per share ($110.25 ÷ 5.657 shares)	$ 19.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 8,447
Interest (including $1 from security lending)		4,744
Income from Fidelity Central Funds		2,064
Total income		15,255

Expenses
Management fee	$ 2,853
Transfer agent fees	1,359
Distribution and service plan fees	3,238
Accounting and security lending fees	286
Custodian fees and expenses	55
Independent trustees' compensation	3
Registration fees	83
Audit	63
Legal	4
Miscellaneous	3
Total expenses before reductions	7,947
Expense reductions	(27)	7,920
Net investment income (loss)		7,335
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,750
Fidelity Central Funds	(94)
Foreign currency transactions	5
Futures contracts	1,370
Swaps	(32)
Total net realized gain (loss)		50,999
Change in net unrealized appreciation (depreciation) on: Investment securities	108,473
Assets and liabilities in foreign currencies	1
Futures contracts	714
Swaps	30
Delayed delivery commitments	(28)
Total change in net unrealized appreciation (depreciation)		109,190
Net gain (loss)		160,189
Net increase (decrease) in net assets resulting from operations		$ 167,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,335	$ 13,390
Net realized gain (loss)	50,999	72,815
Change in net unrealized appreciation (depreciation)	109,190	36,132
Net increase (decrease) in net assets resulting from operations	167,524	122,337
Distributions to shareholders from net investment income	(6,085)	(12,715)
Distributions to shareholders from net realized gain	(56,875)	-
Total distributions	(62,960)	(12,715)
Share transactions - net increase (decrease)	117,040	50,238
Total increase (decrease) in net assets	221,604	159,860

Net Assets
Beginning of period	1,306,342	1,146,482
End of period (including undistributed net investment income of $4,208 and undistributed net investment income of $2,958, respectively)	$ 1,527,946	$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Income from InvestmentOperations
Net investment income (loss) E	.11	.22	.24	.23	.24	.25
Net realized and unrealized gain (loss)	2.11	1.52	1.48	1.55	.70	(1.93)
Total from investment operations	2.22	1.74	1.72	1.78	.94	(1.68)
Distributions from net investment income	(.10)	(.21)	(.24)	(.23)	(.24)	(.21)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.87)	(.21)	(.24)	(.24)	(.26) I	(.26)
Net asset value, end of period	$ 19.19	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Total Return B, C, D	12.79%	10.74%	11.72%	13.34%	7.44%	(11.30)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of fee waivers, if any	.93% A	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	.92% A	.94%	.98%	.99%	.99%	1.06%
Net investment income (loss)	1.22% A	1.27%	1.56%	1.53%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 328	$ 270	$ 249	$ 215	$ 203	$ 213
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Income from Investment Operations
Net investment income (loss) E	.09	.18	.21	.20	.21	.23
Net realized and unrealized gain (loss)	2.13	1.54	1.49	1.56	.72	(1.95)
Total from investment operations	2.22	1.72	1.70	1.76	.93	(1.72)
Distributions from net investment income	(.08)	(.17)	(.21)	(.20)	(.21)	(.19)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.85)	(.17)	(.21)	(.21)	(.23) I	(.24)
Net asset value, end of period	$ 19.36	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Total Return B, C, D	12.66%	10.55%	11.44%	13.09%	7.32%	(11.54)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of fee waivers, if any	1.15% A	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.15% A	1.16%	1.18%	1.19%	1.21%	1.29%
Net investment income (loss)	1.00% A	1.05%	1.36%	1.33%	1.54%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 924	$ 821	$ 737	$ 673	$ 619	$ 621
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Income from Investment Operations
Net investment income (loss) E	.04	.08	.12	.11	.13	.16
Net realized and unrealized gain (loss)	2.10	1.52	1.47	1.54	.71	(1.92)
Total from investment operations	2.14	1.60	1.59	1.65	.84	(1.76)
Distributions from net investment income	(.02)	(.06)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.04)
Total distributions	(.79)	(.06)	(.10)	(.11)	(.15) I	(.17)
Net asset value, end of period	$ 19.19	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Total Return B, C, D	12.29%	9.85%	10.78%	12.42%	6.66%	(11.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.76% A	1.77%	1.78%	1.79%	1.81%	1.83%
Net investment income (loss)	.38% A	.44%	.76%	.73%	.94%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 15	$ 19	$ 24	$ 29
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Income from Investment Operations
Net investment income (loss) E	.04	.09	.13	.12	.13	.17
Net realized and unrealized gain (loss)	2.09	1.52	1.46	1.55	.71	(1.93)
Total from investment operations	2.13	1.61	1.59	1.67	.84	(1.76)
Distributions from net investment income	(.03)	(.09)	(.12)	(.12)	(.15)	(.13)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.80)	(.09)	(.12)	(.13)	(.16) I	(.18)
Net asset value, end of period	$ 19.09	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Total Return B, C, D	12.33%	9.93%	10.81%	12.59%	6.69%	(12.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of fee waivers, if any	1.69% A	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of all reductions	1.68% A	1.70%	1.72%	1.73%	1.75%	1.81%
Net investment income (loss)	.46% A	.51%	.81%	.79%	1.00%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 105	$ 80	$ 69	$ 62	$ 61
Portfolio turnover rate G	90% A	124%	124%	146% J	116%	215% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Income from InvestmentOperations
Net investment income (loss) D	.14	.27	.29	.28	.28	.28
Net realized and unrealized gain (loss)	2.13	1.55	1.49	1.57	.72	(1.95)
Total from investment operations	2.27	1.82	1.78	1.85	1.00	(1.67)
Distributions from net investment income	(.12)	(.26)	(.29)	(.27)	(.28)	(.25)
Distributions from net realized gain	(.77)	-	-	(.01)	(.02)	(.05)
Total distributions	(.89)	(.26)	(.29)	(.28)	(.30) H	(.30)
Net asset value, end of period	$ 19.49	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Total Return B, C	12.91%	11.08%	11.96%	13.69%	7.81%	(11.07)%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.68%	.70%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.66% A	.68%	.70%	.71%	.73%	.79%
Expenses net of all reductions	.66% A	.67%	.70%	.70%	.72%	.78%
Net investment income (loss)	1.49% A	1.54%	1.84%	1.82%	2.03%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 97	$ 66	$ 42	$ 34	$ 24
Portfolio turnover rate F	90% A	124%	124%	146% I	116%	215%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended February 28, 2014	Year ended August 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.15	.01
Net realized and unrealized gain (loss)	2.14	(.46)
Total from investment operations	2.29	(.45)
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.77)	-
Total distributions	(.91)	-
Net asset value, end of period	$ 19.49	$ 18.11
Total Return B, C	13.00%	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53% A
Expenses net of fee waivers, if any	.52% A	.53% A
Expenses net of all reductions	.52% A	.52% A
Net investment income (loss)	1.63% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 98
Portfolio turnover rate F	90% A	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 268,218
Gross unrealized depreciation	(7,916)
Net unrealized appreciation (depreciation) on securities and other investments	$ 260,302

Tax cost	$ 1,282,043

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (32)	$ 30
Equity Risk
Futures Contracts	1,370	714
Totals (a)	$ 1,338	$ 744

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $403,169 and $380,257, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 371	$ 20
Class T	.25%	.25%	2,200	33
Class B	.75%	.25%	62	47
Class C	.75%	.25%	605	123
			$ 3,238	$ 223

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	21
Class B*	4
Class C*	10
$ 104

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 306.21
Class T	799.18
Class B	19.30
Class C	130.21
Institutional Class	105.19
Class Z	-**	.05
	$ 1,359

* Annualized

** Amount represents twenty-six dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $1. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $7. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of the Fund's Class A, Class T, Class C and Institutional Class operating expenses.

During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$ 3
Class T	9
Class C	1
Institutional Class	1
$ 14

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 1,541	$ 3,147
Class T	3,617	7,824
Class B	12	52
Class C	215	447
Institutional Class	699	1,245
Class Z	1	-
Total	$ 6,085	$ 12,715
From net realized gain
Class A	$ 11,846	$ -
Class T	35,422	-
Class B	522	-
Class C	4,798	-
Institutional Class	4,283	-
Class Z	4	-
Total	$ 56,875	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013A	Six months ended February 28, 2014	Year ended August 31, 2013A
Class A
Shares sold	2,796	3,876	$ 51,933	$ 66,780
Reinvestment of distributions	705	176	12,722	2,976
Shares redeemed	(1,545)	(4,158)	(28,618)	(70,968)
Net increase (decrease)	1,956	(106)	$ 36,037	$ (1,212)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013A	Six months ended February 28, 2014	Year ended August 31, 2013A
Class T
Shares sold	5,744	11,028	$ 107,487	$ 191,060
Reinvestment of distributions	2,078	442	37,836	7,519
Shares redeemed	(5,734)	(10,672)	(107,232)	(185,185)
Net increase (decrease)	2,088	798	$ 38,091	$ 13,394
Class B
Shares sold	29	91	$ 529	$ 1,597
Reinvestment of distributions	26	3	475	47
Shares redeemed	(131)	(330)	(2,422)	(5,668)
Net increase (decrease)	(76)	(236)	$ (1,418)	$ (4,024)
Class C
Shares sold	1,529	1,878	$ 28,249	$ 32,570
Reinvestment of distributions	257	24	4,619	408
Shares redeemed	(444)	(897)	(8,170)	(15,312)
Net increase (decrease)	1,342	1,005	$ 24,698	$ 17,666
Institutional Class
Shares sold	2,087	3,287	$ 39,269	$ 57,536
Reinvestment of distributions	263	70	4,817	1,210
Shares redeemed	(1,295)	(1,941)	(24,459)	(34,432)
Net increase (decrease)	1,055	1,416	$ 19,627	$ 24,314
Class Z
Shares sold	-	5	$ -	$ 100
Reinvestment of distributions	1	-	5	-
Net increase (decrease)	1	5	$ 5	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGZ-USAN-0414
1.969413.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014